RATED #1 BY HULBERT FINANCIAL DIGEST!

No-Load Navigator

A COMPLETELY INDEPENDENT GUIDE TO MUTUAL FUNDS AT VANGUARD

December 2008

FROM THE CROW'S NEST *by Mark A. Grimaldi, CFS*

The Death of Buy and Hold

The Skinny in 30 seconds...

- The skinny in 30 seconds…
- Senator Barack Obama elected 44th
- President of the United States
- Big Three" automakers look for emergency bridge loan
- Citibank, on the brink, gets bail out
- Recession is an official certainty
- Depression probability increased to 20%
- Unemployment rate climbs
- Foreclosure rate climbs
- Merry Christmas and Happy Holidays

Action Call

TIPS and zeros are entering the late innings of their excellent run. Gold is still a good bear hedge, although the pricing is currently irrational. Corporate bond yields offer an excellent opportunity for income investors. Constrain your spending habits. The economy heads into darker days starting on December 26. Retailers beware. The fourth quarter GDP will be the worst in decades. The first quarter 2009 GDP could be even worse.

Warren Buffett once said his favorite holding period for a stock is forever. He is the wealthiest stock picker ever. So he must be right. We have heard the experts say buy quality stocks and hold them. But if, I bought General Motors, Ford, Citibank, Dell, Starbucks, and Disney ten years ago they would all be losers for me. Aren't these quality companies? Isn't ten years a long enough time to wait? Even Berkshire Hathaway over ten years has been a disappointment. Does this mean Mr. Buffett is wrong? Or does it mean the strategy is now obsolete. If we look at the major indexes it shows that all are lower than they were ten years ago. This is very disturbing to me.

Here is the 2008 performance of some of the largest equity mutual funds through November 30, 2008:

Turnover Ratio	11/30/08	Fund	AUM 10/31/08	AUM 12/31/07
32%	-40.05	American Funds Growth Fund (AGTHX)	71B	94B
20%	-35.12	American Funds Cap Inc Build (CAIBX)	67B	83B
36%	-34.16	American Funds Fund of America (AMECX)	53B	66B
3%	-38.64	Vanguard S&P 500 (VFINX)	41B	63B
40%	-47.57	Dodge Cox Stock Fund (DODGX)	36B	65B
3%	-39.03	Vanguard Total Stock Mkt (VTSMX)	32B	50B
57%	-53.31	Fidelity Magellan (FMAGX)	21B	44B

From the Crow's Nest continued on page 2

Model Highlights

The Navigator has made NO changes to the portfolios this month.

CAPITAL APPRECIATION
YTD: -35.51%

ProFunds Precious Metals (RYPMX) soared 20.31% in November.

GROWTH & INCOME
YTD: -31.02%

American Century Target Maturities 2020 (BTTTX) shot up 13.29% last month.

INCOME
YTD: -8.20%

American Century Target Maturities 2015 (BTFTX) rebounded with a gain of 6.72% in November.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of November 30, 2008 the Navigator Fund's one year return is -25.65%, and the Fund's average annualized return since inception (5/3/2004) is -2.36%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

TABLE OF CONTENTS

From the Crow's Nest ___ 1
Model Highlights ________ 1
Market Index Update ____ 1
Model Portfolios ________ 3
Fund Rankings__________ 4
Vanguard Rankings______ 7
Annuity Portfolios ______ 9
Economic Outlook______12

Market Index Update

	November 28	MTD	YTD
DJIA	8,829.04	-5.32%	-33.44%
NASDAQ	1,535.57	-10.77%	-42.10%
S&P 500	896.24	-7.48%	-38.96%
Wilshire 5000	8,945.22	-8.43%	-39.64%
Russell 2000	473.14	-11.98%	-38.23%
NAVFX	8.35	0.85%	-25.98%

PROFUNDS/RYDEX SECTOR FUNDS

PROFUNDS/RYDEX SECTOR ROTATION MODEL AS OF 11/28/2008

This portfolio applies our proprietary ranking system to the ProFunds and Rydex mutual funds. The model invests in the top five funds from the rankings below. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Rydex Consumer Products - 9/2/08	$30.39	RYCIX	1430.852	$29.08	$41,609.17	21.48%	-4.31%
ProFunds Short OTC - 11/3/08	$19.51	SOPIX	1690.420	$21.23	$35,887.62	18.52%	8.82%
ProFunds Bear - 5/1/08	$35.43	BRPIX	1599.646	$36.83	$58,914.98	30.41%	3.95%
Rydex Health Care - 10/1/08	$12.23	RYHIX	2401.082	$11.15	$26,772.06	13.82%	-8.83%
Rydex Gov't Long Bond - 10/1/08	$11.53	RYGBX	2208.202	$13.84	$30,561.52	15.77%	20.03%
					$193,745.34		

2002 Return	4.92% **	2004 Return	23.71%	2006 Return	14.37%	Monthly Model Return	3.07%
2003 Return	20.46%	2005 Return	12.24%	2007 Return	5.61%	Year To Date Return	-8.59%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On December 1, 2008 perform the following trade:

1) Exchange Rydex Consumer Products (RYCIX) for Rydex Biotechnology (RYOIX)
2) Exchange ProFunds Short OTC (SOPIX) for ProFunds Biotechnology (BIPIX)
3) Exchange Rydex Government Long Bond (RYGBX) for ProFunds Short Small Cap (SHPIX)

The resulting portfolio:

RYOIX	21%	Add
BRPIX	30%	Hold
RYHIX	14%	Hold
BIPIX	19%	Add
SHPIX	16%	Add

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Rydex Biotechnology	**RYOIX**	**18.69**	**1 +**	**26.51**	**17.45**	**-18.84%**	**-2.96%**	**-25.72%**	**-22.22%**	**-15.66%**	**-1.53%**	**84.76%**	**43.71**	**9.34%**	**13.49**	**0.00%**	**-0.60**
ProFunds Bear	**BRPIX**	**36.83**	**2 +**	**44.26**	**24.66**	**44.32%**	**0.96%**	**30.00%**	**44.93%**	**36.71%**	**14.51%**	**23.88%**	**47.16**	**10.83%**	**5.86**	**3.22%**	**1.34**
Rydex Health Care	**RYHIX**	**11.15**	**3 -**	**16.43**	**10.09**	**-29.74%**	**-4.78%**	**-27.36%**	**-31.13%**	**-20.07%**	**-5.27%**	**-1.45%**	**45.53**	**8.20%**	**14.04**	**0.00%**	**-0.88**
ProFunds Biotechnology	**BIPIX**	**45.09**	**4 +**	**71.45**	**41.08**	**-11.73%**	**-9.00%**	**-32.83%**	**-22.94%**	**-24.56%**	**21.77%**	**--**	**43.63**	**13.82%**	**16.86**	**0.00%**	**-0.42**
ProFunds Short Small Cap	**SHPIX**	**21.53**	**5 +**	**26.79**	**15.17**	**36.35%**	**-3.02%**	**38.01%**	**36.84%**	**26.59%**	**0.37%**	**--**	**47.37**	**12.14%**	**9.61**	**4.99%**	**1.07**
Rydex Consumer Products	RYCIX	29.08	6 -	39.67	26.36	-24.74%	-2.42%	-18.93%	-25.59%	-1.81%	12.76%	16.18%	49.19	7.36%	12.67	0.00%	-0.73
ProFunds Short OTC	SOPIX	21.23	7 -	24.52	13.52	53.06%	5.57%	44.23%	54.24%	37.62%	15.76%	--	49.96	11.25%	9.56	8.78%	1.51
Rydex Gov't Long Bond	RYGBX	13.84	8 -	13.84	10.52	25.54%	16.93%	20.00%	25.30%	36.81%	60.86%	87.25%	70.76	6.71%	5.32	3.43%	1.42
ProFunds Ultra Short Mid Cap	UIPIX	23.01	9 +	36.49	11.21	78.23%	-10.71%	78.79%	77.08%	39.25%	--	--	45.42	22.19%	17.08	1.38%	1.12
ProFunds Healthcare	HCPIX	9.73	10 +	17.96	8.41	-42.70%	-8.72%	-37.39%	-44.61%	-33.62%	-23.77%	--	45.15	12.42%	21.96	0.45%	-0.86
Rydex Transportation	RYPIX	18.41	11 +	28.10	15.61	-27.46%	-3.56%	-30.58%	-31.07%	-27.69%	-5.10%	-23.86%	47.61	12.24%	16.92	0.00%	-0.70
Rydex Technology	RYTIX	7.30	12 -	14.19	6.28	-47.10%	-8.98%	-41.46%	-47.37%	-38.02%	-35.22%	-46.34%	46.10	11.20%	24.25	0.00%	-1.11
Rydex Utilities	RYUIX	23.39	13 -	33.64	19.83	-28.30%	4.00%	-21.54%	-28.03%	-2.47%	30.68%	--	54.66	10.00%	16.15	0.00%	-0.62
Rydex Retailing	RYRIX	7.64	14 -	13.12	6.39	-37.33%	-7.17%	-34.14%	-39.84%	-40.82%	-33.45%	-32.52%	48.48	11.60%	19.82	0.00%	-0.89
Rydex Electronics	RYSIX	5.79	15 +	12.66	4.95	-52.42%	-13.84%	-45.43%	-52.85%	-51.39%	-61.04%	-49.58%	44.11	12.39%	27.72	0.00%	-1.14
Rydex Internet	RYIIX	23.56	16 -	46.97	20.03	-48.03%	-10.72%	-40.86%	-49.84%	-37.70%	-26.18%	--	46.55	11.95%	27.36	0.00%	-1.12
Rydex Leisure	RYLIX	16.30	17 +	37.14	12.93	-53.92%	-8.27%	-44.04%	-55.03%	-45.38%	-33.71%	-44.89%	46.74	11.93%	28.09	0.00%	-1.23
ProFunds Europe	UEPIX	10.53	18 -	20.82	8.78	-47.17%	0.00%	-37.47%	-48.31%	-27.57%	-5.78%	--	48.75	12.31%	23.67	6.87%	-1.00
ProFunds Pharmaceuticals	PHPIX	6.34	19 +	10.88	5.50	-37.04%	-4.80%	-26.87%	-40.42%	-21.49%	-36.41%	--	49.53	12.56%	24.28	3.12%	-0.75
Rydex Telecommunications	RYMIX	10.71	20 -	20.62	8.94	-46.90%	-3.43%	-38.20%	-47.40%	-32.17%	-19.55%	-67.20%	50.15	12.10%	27.16	0.00%	-1.06
Rydex Energy	RYEIX	16.41	21 +	35.00	12.61	-42.98%	5.53%	-42.32%	-38.17%	-12.19%	76.20%	102.40%	50.25	17.47%	23.85	0.00%	-0.59
Rydex Basic Materials	RYBIX	25.93	22 -	57.48	19.74	-49.46%	4.26%	-46.50%	-48.04%	-14.25%	13.61%	8.20%	50.16	15.22%	23.38	0.00%	-0.82
ProFunds Utilities	UTPIX	15.96	23 +	30.30	12.98	-44.87%	2.97%	-35.23%	-44.47%	-16.15%	41.30%	--	53.24	15.41%	24.21	0.24%	-0.69
Rydex Energy Services	RYVIX	28.36	24 -	76.17	21.67	-53.02%	1.72%	-55.10%	-49.69%	-24.95%	61.23%	86.46%	47.38	17.91%	26.22	0.00%	-0.74
Rydex Banking	RYKIX	5.12	25 +	9.16	4.07	-38.39%	-8.57%	-20.00%	-41.22%	-51.24%	-44.66%	-34.69%	49.31	17.42%	28.86	0.00%	-0.67
ProFunds Technology	TEPIX	13.05	26 +	35.43	10.64	-61.61%	-16.35%	-53.58%	-61.36%	-52.86%	-50.79%	--	45.03	16.64%	33.98	0.19%	-1.00
Rydex Europe Advantage	RYEUX	10.89	27 -	27.41	8.93	-57.61%	-3.37%	-45.36%	-59.40%	-36.55%	-14.17%	--	47.04	15.36%	29.37	0.84%	-1.00
Rydex Financial Services	RYFIX	5.81	28 -	12.41	4.41	-49.57%	-9.92%	-37.73%	-51.09%	-52.92%	-40.41%	-35.36%	48.17	16.20%	28.93	0.00%	-0.86
ProFunds Semiconductor	SMPIX	5.68	29 +	20.02	4.59	-70.11%	-21.98%	-60.91%	-69.90%	-73.55%	-81.47%	--	43.53	18.84%	37.06	0.59%	-0.98
ProFunds Basic Materials	BMPIX	18.19	30 -	76.99	12.64	-71.58%	-12.67%	-69.52%	-69.63%	-49.40%	-34.31%	--	44.30	23.49%	31.69	0.91%	-0.80
ProFunds Real Estate	REPIX	11.33	31	43.37	7.58	-69.69%	-29.28%	-67.42%	-71.31%	-69.53%	-49.79%	--	42.59	27.63%	33.70	1.03%	-0.71
ProFunds Energy	ENPIX	27.98	32	69.80	20.25	-52.88%	8.41%	-47.43%	-46.56%	-10.57%	126.70%	--	51.21	23.97%	28.33	0.15%	-0.54
ProFunds Banks	BKPIX	9.40	33 +	32.57	6.15	-65.36%	-29.69%	-47.01%	-68.72%	-75.42%	-69.86%	--	44.64	31.04%	44.12	0.90%	-0.62
ProFunds Internet	INPIX	33.20	34 -	101.28	24.44	-64.92%	-13.52%	-56.59%	-66.60%	-62.17%	-43.78%	--	47.44	18.49%	36.33	0.00%	-0.99
ProFunds Telecom	TCPIX	10.95	35	23.04	8.21	-50.70%	2.72%	-30.03%	-47.21%	-24.22%	0.08%	--	55.60	18.11%	35.32	4.44%	-0.76
ProFunds Financial	FNPIX	6.54	36 +	26.02	4.30	-71.52%	-21.01%	-55.90%	-73.02%	-75.85%	-68.52%	--	45.92	26.56%	43.73	1.41%	-0.76

TOP 10 MARKET SECTORS LAST 3 MONTHS

Name	Symbol	NAV	Rank	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Water Utilities Index	DJ-WU	716.97	1	751.68	484.59	2.31%	30.35%	19.04%	-1.63%	-7.70%	56.78%	239.70%	66.68	11.31%	21.85	0.00%	-0.03
Dow Distillers & Brewers Index	DJ-DB	473.60	2	473.60	330.57	26.77%	16.13%	2.37%	26.35%	56.98%	39.58%	135.22%	63.70	7.69%	6.81	0.00%	1.02
Dow Forest Products Index	DJ-FS	195.00	3	287.15	195.00	-28.46%	0.00%	0.00%	-26.79%	-18.75%	-0.95%	20.12%	28.76	8.01%	24.01	0.00%	-0.62
Dow Household Prod Nondur	DJ-HN	478.27	4	561.80	426.74	-13.36%	2.09%	-9.79%	-13.84%	12.23%	34.48%	58.05%	52.03	8.09%	11.13	0.00%	-0.23
Dow Oil Conglomerates Index	DJ-OL	472.51	5	631.64	375.95	-22.01%	7.92%	-12.66%	-14.76%	25.74%	109.22%	109.92%	55.42	14.62%	15.70	0.00%	-0.28
Dow Air Freight Index	DJ-AF	452.09	6	616.47	354.08	-20.59%	17.84%	-13.50%	-24.69%	-25.88%	-9.59%	65.81%	57.32	10.94%	17.41	0.00%	-0.58
Dow Soft Drinks Index	DJ-SD	275.80	7	398.67	243.02	-26.89%	1.60%	-16.37%	-28.43%	-1.18%	5.19%	-17.32%	53.26	8.52%	17.29	0.00%	-0.69
Dow Footwear Index	DJ-FT	267.96	8	384.99	219.54	-27.04%	-0.43%	-17.30%	-28.38%	4.18%	37.68%	139.83%	53.33	12.98%	21.26	0.00%	-0.61
Dow Pharmaceuticals Index	DJ-PR	207.04	9	292.94	188.28	-25.68%	-3.12%	-17.64%	-28.21%	-12.50%	-23.05%	-38.23%	50.03	8.39%	16.96	0.00%	-0.74
Dow Insurance Prop/Casualty	DJ-IP	249.84	10	369.32	195.64	-29.72%	5.40%	-18.00%	-28.87%	-31.44%	-9.45%	1.84%	53.61	14.01%	19.07	0.00%	-0.54

TOP 10 MARKET SECTORS LAST 12 MONTHS

Name	Symbol	NAV	Rank	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Distillers & Brewers Index	DJ-DB	473.60	1	473.60	330.57	26.77%	16.13%	2.37%	26.35%	56.98%	39.58%	135.22%	63.70	7.69%	6.81	0.00%	1.02
Dow Water Utilities Index	DJ-WU	716.97	2	751.68	484.59	2.31%	30.35%	19.04%	-1.63%	-7.70%	56.78%	239.70%	66.68	11.31%	21.85	0.00%	-0.03
Dow Trucking Index	DJ-TK	275.28	3	392.79	233.56	-11.74%	1.47%	-21.90%	-7.60%	-12.89%	46.22%	141.62%	51.27	13.34%	14.39	0.00%	-0.18
Dow Biotechnology Index	DJ-BT	438.11	4	581.13	411.23	-4.12%	-5.56%	-21.49%	-12.14%	-6.90%	36.29%	106.99%	44.43	9.19%	10.96	0.00%	-0.29
Dow Railroads Index	DJ-RR	413.27	5	660.53	379.17	-13.02%	-13.11%	-36.88%	-13.19%	23.64%	106.08%	129.00%	40.62	12.03%	13.32	0.00%	-0.24
Dow Household Prod Nondur	DJ-HN	478.27	6	561.80	426.74	-13.36%	2.09%	-9.79%	-13.84%	12.23%	34.48%	58.05%	52.03	8.09%	11.13	0.00%	-0.23
Dow Oil Conglomerates Index	DJ-OL	472.51	7	631.64	375.95	-22.01%	7.92%	-12.66%	-14.76%	25.74%	109.22%	109.92%	55.42	14.62%	15.70	0.00%	-0.28
Dow Retailers Broadline Index	DJ-RB	298.10	8	398.31	263.16	-13.12%	-5.21%	-21.48%	-15.98%	-12.82%	-7.48%	17.78%	50.62	10.37%	10.84	0.00%	-0.31
Dow Pollution Index	DJ-PC	93.43	9	123.49	81.97	-14.04%	6.72%	-20.61%	-17.02%	7.79%	14.37%	8.11%	48.32	10.25%	11.66	0.00%	-0.39
Dow Industrial Transport	DJ-IT	311.99	10	463.51	271.73	-18.36%	-1.17%	-28.97%	-19.82%	-7.99%	31.80%	81.83%	48.29	10.98%	13.69	0.00%	-0.45

NO-LOAD NAVIGATOR

Model Portfolios through 11/28/2008

Capital Appreciation

This portfolio is designed for the most aggressive investor and may be fully invested in equities at any time. Its goal is to provide an annual rate of return that out-performs the S&P 500. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
ProFunds Precious Metals	PMPIX	$16.88	677.774	$11,440.83	9.66%	20.31%
Vanguard Inflation Protected	VIPSX	$10.96	2555.265	$28,005.70	23.64%	-0.72%
American Century 2025	BTTRX	$65.12	613.636	$39,959.98	33.73%	18.19%
Vanguard Mid Cap Index	VISMX	$11.48	1528.012	$17,541.58	14.81%	-7.12%
Vanguard Capital Opportunity	VHCOX	$21.36	1006.887	$21,507.11	18.16%	-8.64%
				$118,455.19		

2001 Return	1.28%	2003 Return	30.98%	2005 Return	9.98%	2007 Return	12.74%	Monthly Return	3.95%
2002 Return	-18.06%	2004 Return	19.48%	2006 Return	14.06%			YTD Return	-35.51%

Vanguard Alternatives: **VIPSX ($10.96, -0.45%) for BTTRX**
Closed Fund Alternative: **VCVLX ($4.85, -2.02%) for VHCOX**

Growth & Income

This portfolio is designed for investors that want growth, but with less volatility. This portfolio is benchmarked against a 60/40 blended index of the S&P 500 and the Lehman Brothers Aggregate Bond Index. This portfolio will adjust its equity vs. bond allocation to reflect market and economic variables.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Vanguard Small Cap Value	VISVX	$9.98	1727.162	$17,237.08	12.78%	-6.82%
Vanguard Inflation Protected	VIPSX	$10.96	2938.962	$32,211.02	23.89%	-0.72%
Vanguard Growth & Income	VQNPX	$19.31	1291.598	$24,940.76	18.50%	-6.85%
Vanguard Total Stock Market	VTSMX	$21.56	640.362	$13,806.21	10.24%	-6.22%
American Century 2020	BTTTX	$69.81	668.082	$46,638.80	34.59%	13.29%
				$134,833.87		

2001 Return	14.93%	2003 Return	31.99%	2005 Return	8.92%	2007 Return	4.85%	Monthly Return	0.92%
2002 Return	-15.71%	2004 Return	16.09%	2006 Return	15.29%			YTD Return	-31.02%

Vanguard Alternatives: **VIPSX ($10.96, -0.45%) for BTTTX**

Income

This portfolio is designed for the conservative investor whose primary objective is low volatility. This portfolio invests in at least 75% fixed income and/or cash investments. This model should be used by those with a short investment time horizon and/or those requiring current income.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Vanguard Inflation Protected	VIPSX	$10.96	7158.564	$78,457.86	55.43%	-0.72%
Vanguard Wellesley Income	VWINX	$18.25	1776.329	$32,418.00	22.90%	0.61%
American Century 2015	BTFTX	$93.20	328.963	$30,659.35	21.66%	6.72%
				$141,535.22		

2001 Return	2.76%	2003 Return	11.34%	2005 Return	3.13%	2007 Return	4.72%	Monthly Return	1.11%
2002 Return	5.73%	2004 Return	7.27%	2006 Return	10.02%			YTD Return	-8.20%

Vanguard Alternatives: **VIPSX ($10.96, -0.45%) for BTFTX**

Bias

Short-term outlook for equities: Bearish (as of July 1, 2008)

Long-term outlook for equities: Bullish (as of July 1, 2008)

Stop-loss/Take-profit S&P 500: 1,225 / 1,630 points

Navigator Rankings and Model Portfolio Selection Criterion

For investors not following our Model Portfolios, we have designed the Navigator Rankings in an effort to reduce the risk that investors may otherwise take in selecting funds without the time to properly conduct due diligence (funds above the dotted line are "buys", funds below the dotted line are "holds", "sells" are not listed). Rankings are based on a proprietary regression analysis model. Funds used in Model Portfolios undergo deeper levels of analysis and may or may not reflect the Navigator Rankings. The Stop-loss/Take-profit advice is for investors selecting equity funds and building their own portfolios, but not for the Model Portfolio(s) themselves, and/or for investors "timing" or "switching" Model Portfolios. When trades and/or bias changes are made, subscribers will be notified via the Weekly Market Commentary, as well as notification in the Newsletters. Navigator Fund is co-managed by Mark A. Grimaldi, CFS. Navigator Money Management, Inc., a SEC Registered Investment Adviser, is affiliated with Navigator Newsletters and receives compensation on assets placed in NAVFX for asset management services.

NAVIGATOR RANKINGS

No-Load Navigator's Mutual Fund Rankings as of November 28, 2008

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
GROWTH																
ProFunds Ultra Bear	URPIX	22.85	1 +	33.40	11.94	79.36%	-2.14%	50.83%	79.82%	44.41%	-1.87%	-17.84%	45.83	21.60%	11.81	3.47%
ProFunds Short SmallCap	SHPIX	21.53	2 +	26.79	15.17	36.35%	-3.02%	38.01%	36.84%	26.59%	0.37%	--	47.37	12.14%	9.61	4.99%
ProFunds Ultra Short OTC	USPIX	18.44	3 +	24.83	8.71	101.53%	8.34%	85.51%	103.08%	41.58%	-6.44%	-91.95%	48.51	22.69%	18.62	6.24%
ProFunds Bear	BRPIX	36.83	4 -	44.26	24.66	44.32%	0.96%	30.00%	44.93%	36.71%	14.51%	23.88%	47.16	10.83%	5.86	3.22%
Westwood Equity	WESWX	7.19	5 +	11.20	6.15	-34.22%	-3.49%	-27.52%	-33.30%	-12.15%	20.36%	35.59%	49.43	10.85%	17.23	0.00%
Vanguard Tax-Mgd SmCap	VTMSX	16.71	6 +	26.52	13.73	-34.76%	-1.76%	-34.78%	-35.07%	-25.14%	0.83%	--	48.46	11.16%	17.99	0.90%
Wright Major Blue Chip Eqty	WQCEX	9.22	7 +	14.82	7.70	-36.48%	-3.15%	-28.02%	-35.69%	-24.98%	-6.81%	-20.66%	50.54	11.23%	18.79	0.50%
Dreyfus SmCap Stock Index	DISSX	13.88	8 +	22.10	11.39	-34.79%	-1.70%	-34.62%	-35.30%	-25.70%	-1.14%	59.50%	48.46	11.27%	18.21	0.96%
AIC FMA Small Company	FMACX	12.59	9 +	19.25	10.44	-31.99%	0.16%	-28.96%	-33.07%	-17.60%	6.16%	50.14%	50.02	10.90%	17.16	0.04%
Allianz PEA Growth	PGRDX	16.54	10 +	27.28	14.16	-38.03%	-3.10%	-32.85%	-37.61%	-15.61%	0.43%	--	49.08	10.99%	18.49	0.00%
Federated Mini-Cap Index	FMCPX	8.96	11 +	15.02	7.29	-37.99%	-1.86%	-36.59%	-38.27%	-28.64%	-11.57%	19.72%	48.45	12.10%	19.60	0.74%
JPMorgan Tx-Aware US Eqty	JPTAX	11.32	12 +	18.09	9.49	-35.28%	-3.50%	-28.53%	-35.62%	-23.87%	-10.39%	-16.64%	50.48	10.96%	19.25	1.16%
AmerCent Equity Growth	BEQGX	15.52	13 +	24.56	13.06	-35.29%	-3.96%	-29.67%	-34.36%	-23.92%	-2.91%	-4.76%	49.87	10.60%	17.84	1.05%
Selected American Shares	SLASX	28.85	14 +	49.37	23.39	-39.62%	-3.22%	-31.85%	-39.29%	-27.14%	-5.50%	16.47%	49.77	11.61%	19.55	1.01%
Federated MidCap Index	FMDCX	12.77	15 +	22.06	10.34	-39.19%	-0.93%	-37.24%	-38.91%	-27.42%	-5.22%	52.63%	49.40	11.12%	18.22	1.03%
Excelsior Blended Equity	UMEQX	17.59	16 +	29.55	14.73	-38.99%	-3.83%	-32.79%	-38.42%	-21.49%	-5.85%	-11.07%	49.37	11.02%	18.98	0.64%
Vanguard Primecap	VPMCX	47.30	17 -	74.84	40.80	-34.35%	-5.76%	-32.96%	-34.02%	-16.73%	8.73%	48.63%	47.29	10.10%	14.94	0.62%
Dreyfus MidCap Index	PESPX	17.19	18 +	29.78	13.93	-39.37%	-0.98%	-37.38%	-39.09%	-27.60%	-3.75%	56.09%	49.31	11.10%	18.23	1.25%
Yacktman Focused	YAFFX	10.35	19 -	14.38	8.17	-26.07%	-3.36%	-23.56%	-24.88%	-10.07%	1.29%	44.37%	51.25	9.88%	12.42	1.43%
Vanguard Institutional Index	VINIX	82.35	20 +	136.16	69.08	-37.62%	-4.33%	-30.57%	-37.54%	-24.24%	-6.75%	-10.79%	49.71	10.92%	19.28	1.95%
Prudent Bear Fund	BEARX	8.19	21 -	9.29	5.98	30.62%	1.74%	31.04%	31.94%	63.38%	34.16%	107.39%	48.27	9.25%	7.23	3.03%
DWS Enhanced S&P 500	SSFFX	8.81	22 +	13.72	7.48	-34.16%	-3.50%	-27.79%	-33.55%	-18.70%	-1.62%	--	50.12	10.27%	17.04	0.90%
Royce Premier	RYPRX	11.90	23 -	19.15	9.68	-31.45%	3.48%	-34.29%	-30.59%	-13.57%	24.01%	127.98%	50.87	10.15%	15.76	1.45%
Sit LargeCap Growth	SNIGX	30.20	24 -	46.74	26.07	-34.33%	-3.17%	-30.00%	-34.04%	-17.50%	5.29%	-20.51%	49.10	10.21%	15.87	0.29%
Vanguard 500 Index	VFINX	82.93	25 +	137.26	69.57	-37.69%	-4.35%	-30.60%	-37.61%	-24.48%	-7.29%	-11.83%	49.69	10.92%	19.32	1.90%
Dreyfus Appreciation	DGAGX	30.04	26 -	45.80	25.71	-32.70%	-2.34%	-26.70%	-32.70%	-17.78%	-3.62%	-6.57%	50.51	10.04%	15.74	1.48%
Wells Fargo MidCap Disciplined	SMCDX	13.75	27 -	20.72	11.51	-29.70%	3.77%	-28.01%	-31.04%	-19.63%	9.27%	--	52.41	10.04%	16.12	0.87%
Northern Stock Index	NOSIX	11.11	28 +	18.43	9.32	-37.80%	-4.39%	-30.67%	-37.75%	-24.80%	-8.25%	-15.03%	49.68	10.93%	19.42	1.67%
Dreyfus S&P 500 Index	PEOPX	25.67	29 +	42.64	21.53	-37.91%	-4.39%	-30.68%	-37.84%	-25.30%	-8.87%	-15.40%	49.68	10.94%	19.48	1.60%
CreditSuisse MidCap Core	CUEGX	21.68	30 +	38.75	17.43	-42.58%	-4.91%	-39.20%	-41.18%	-33.88%	-20.85%	-17.22%	47.88	11.42%	18.71	0.00%
Phoenix Insight Index	HIDAX	12.76	31 +	21.19	10.68	-37.91%	-4.20%	-30.61%	-37.81%	-24.35%	-7.24%	-14.45%	49.71	10.90%	19.48	1.25%
Gateway Fund	GATEX	23.38	32 -	28.65	21.38	-17.27%	-4.42%	-17.41%	-16.59%	-1.52%	11.10%	36.71%	48.12	6.26%	6.99	1.75%
DWS Lg Company Growth	SCQGX	20.47	33 -	31.07	17.72	-32.84%	-2.29%	-29.99%	-32.38%	-19.25%	-5.45%	-26.66%	48.98	9.58%	14.68	0.42%
Vanguard Total Stk Mkt Indx	**VTSMX**	**21.56**	**34 +**	**35.99**	**18.00**	**-38.19%**	**-3.92%**	**-32.05%**	**-38.09%**	**-24.87%**	**-6.16%**	**-4.42%**	**49.44**	**10.86%**	**19.26**	**1.73%**
ProFunds Rising Rates Opp	RRPIX	13.61	35 -	18.91	13.61	-24.68%	-15.78%	-20.41%	-24.11%	-22.09%	-35.78%	--	28.75	6.80%	9.59	3.98%
Vanguard Growth Index	VIGRX	20.13	36	33.83	17.13	-39.05%	-4.10%	-34.45%	-38.77%	-25.84%	-13.25%	-25.90%	48.48	10.50%	17.90	0.76%
Aston Mont&Cald	MCGFX	18.00	37 -	27.38	15.47	-32.74%	-1.21%	-29.38%	-32.93%	-13.28%	1.96%	-9.02%	50.77	9.89%	15.57	0.16%
Merger Fund	MERFX	14.53	38 -	15.23	13.77	-3.26%	0.90%	-4.03%	-3.73%	11.64%	15.63%	73.53%	42.05	3.74%	5.71	2.29%
Dreyfus Fund	DREVX	6.09	39 +	10.30	5.11	-39.03%	-4.69%	-31.82%	-38.80%	-23.86%	-8.83%	-16.73%	49.25	10.70%	18.76	1.31%
Yacktman Fund	YACKX	9.67	40 -	13.73	7.91	-27.78%	-5.38%	-22.95%	-27.14%	-13.02%	0.32%	59.13%	50.41	8.97%	13.34	2.13%
Columbia Acorn USA	AUSAX	16.09	41 +	27.85	13.20	-40.34%	-2.07%	-36.15%	-40.35%	-32.16%	-8.22%	54.08%	48.40	11.24%	19.27	0.00%
Jensen Fund	JENSX	19.67	42 -	27.96	17.07	-27.79%	-3.79%	-24.46%	-28.12%	-12.22%	-3.54%	29.54%	49.63	8.90%	13.55	0.95%
Wels Fargo Common Stock	STCSX	11.37	43 -	18.77	9.29	-37.66%	-1.64%	-35.14%	-37.44%	-19.13%	1.74%	53.39%	49.15	10.50%	17.17	0.63%
AmerCent Growth	TWCGX	16.19	44 -	26.91	13.96	-38.63%	-3.92%	-33.24%	-37.17%	-21.95%	-6.25%	-16.26%	48.16	10.18%	17.28	0.13%
Vanguard Tax-Mgd Cap App	VMCAX	21.46	45 +	36.22	17.90	-38.90%	-3.46%	-32.43%	-38.65%	-26.02%	-7.25%	-3.83%	49.68	10.91%	19.53	1.51%
Vanguard SmCap Index	NAESX	19.72	46 +	33.80	16.03	-39.45%	-1.89%	-37.67%	-39.76%	-28.77%	-6.63%	38.14%	48.43	11.44%	19.73	1.26%
Managers Small Company	MSCFX	9.38	47 -	10.84	8.89	-11.30%	0.11%	-7.49%	-10.74%	6.78%	25.39%	--	55.72	5.23%	13.78	0.25%
Aston/ABN AMRO Growth	CHTIX	10.46	48 -	16.13	8.99	-32.86%	-1.23%	-29.56%	-33.31%	-28.31%	-20.23%	-11.87%	50.75	10.03%	17.90	0.01%
Mosaic Investors	MINVX	12.07	49 -	19.01	10.02	-34.54%	-4.21%	-30.95%	-35.38%	-25.52%	-14.39%	3.09%	49.61	10.04%	15.97	0.98%
Westwood Mighty Mites	WEMMX	10.82	50 -	14.95	10.43	-26.74%	-4.75%	-24.44%	-26.94%	-5.45%	22.45%	141.91%	38.70	4.83%	13.55	0.00%
VALUE																
ValueLine Income	VALIX	6.32	1	8.44	5.74	-23.71%	-0.47%	-21.91%	-23.80%	-8.82%	17.84%	57.82%	49.26	5.75%	10.38	1.93%
AmerCent Equity Income	TWEIX	5.90	2 +	7.85	5.18	-22.69%	0.68%	-18.37%	-22.62%	-6.06%	15.34%	74.82%	51.72	8.65%	13.62	3.10%
Royce Special Equity	RYSEX	14.24	3 -	18.97	12.48	-22.06%	1.64%	-24.30%	-23.70%	-6.13%	8.03%	--	51.22	8.73%	11.66	0.57%
Heartland Value Plus	HRVIX	18.37	4	26.42	15.33	-19.33%	-0.54%	-29.41%	-19.89%	-0.88%	21.66%	110.08%	49.48	9.91%	12.68	0.45%
FAM Value	FAMVX	31.44	5	47.26	26.60	-30.78%	-2.87%	-26.13%	-31.77%	-25.41%	-5.85%	46.36%	49.20	9.08%	16.19	0.51%
Federated Stock	FSTKX	17.51	6 +	26.54	14.91	-32.77%	-3.58%	-26.38%	-31.63%	-20.83%	-1.69%	5.85%	50.47	9.93%	16.44	1.15%
AmerCent Value	TWVLX	4.41	7	6.36	3.72	-27.60%	-2.43%	-21.75%	-28.57%	-18.49%	3.92%	42.43%	51.06	10.03%	16.60	2.24%
Gabelli Equity Income	GABEX	13.94	8 +	22.40	12.04	-36.20%	-2.45%	-30.22%	-36.18%	-16.81%	5.38%	42.72%	49.07	9.25%	17.04	1.50%
Vanguard Equity Income	VEIPX	16.30	9 +	24.56	13.75	-31.46%	-3.78%	-23.23%	-31.35%	-13.79%	9.96%	20.24%	50.66	10.42%	16.99	3.18%
USAA Cornerstone Strategy	USCRX	15.56	10 +	25.18	13.86	-36.93%	-1.89%	-29.75%	-37.11%	-23.00%	-6.68%	8.25%	47.83	7.54%	17.91	1.76%
ThirdAve SmallCap Value	TASCX	14.41	11 -	25.38	12.33	-38.47%	-6.06%	-38.97%	-37.62%	-29.95%	-4.00%	75.23%	44.29	9.30%	16.51	0.87%
Marshall LgCap Value	MREIX	9.09	12 +	14.06	7.78	-33.88%	-2.47%	-25.30%	-32.64%	-17.19%	3.52%	4.78%	50.63	10.34%	17.45	1.02%
TS&W Equity	TSWEX	8.00	13 -	12.85	6.84	-35.74%	-4.19%	-30.40%	-36.10%	-22.10%	3.37%	2.41%	48.85	9.97%	17.31	0.93%
AmerCent SmCap Value	ASVIX	5.07	14 -	7.76	4.14	-32.39%	-0.39%	-31.80%	-32.99%	-23.71%	4.78%	116.59%	50.29	10.53%	16.77	1.48%
Oak Value	OAKVX	14.43	15 -	22.93	12.17	-34.22%	-3.45%	-28.53%	-35.16%	-21.93%	-14.15%	-0.25%	49.17	10.16%	17.85	0.00%
Heartland Select Value	HRSVX	17.40	16 -	28.22	14.31	-34.29%	-1.02%	-34.86%	-34.44%	-19.38%	11.46%	85.72%	49.49	10.71%	16.67	0.60%
Managers Value	MGIEX	16.35	17 +	22.87	16.22	-24.26%	0.18%	-9.70%	-25.55%	-17.77%	4.70%	15.30%	50.53	6.81%	21.62	1.82%
Touchstone SmallCap Value	TCSVX	9.36	18	14.24	7.71	-29.18%	-0.74%	-30.64%	-29.58%	-20.12%	2.38%	111.64%	49.72	11.40%	15.53	0.67%
Wells Fargo Dividend Income	SDVIX	10.68	19 -	16.77	8.92	-34.51%	-5.65%	-29.18%	-33.91%	-21.12%	4.64%	14.56%	49.93	11.06%	16.93	1.65%
Loomis SmallCap Value	LSCRX	15.84	20	25.20	13.22	-35.14%	-1.68%	-32.60%	-35.72%	-20.48%	4.13%	73.32%	48.70	10.27%	18.22	0.00%

Rankings continued on page 5

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
ProFunds LargeCap Growth	LGPIX	27.01	21 +	43.84	23.09	-37.05%	-2.81%	-30.80%	-36.80%	-27.41%	-20.06%	--	49.66	10.55%	18.26	0.00%
Northern SmallCap Value	NOSGX	9.96	22 -	15.16	8.23	-28.29%	-1.78%	-30.54%	-29.53%	-21.23%	7.26%	82.53%	48.96	11.74%	15.05	0.90%
Touchstone SmallCap Value	TSVOX	11.53	23 +	18.38	9.74	-35.26%	-0.09%	-31.53%	-35.52%	-27.82%	2.72%	--	49.53	10.61%	18.00	0.10%
Gabelli Blue Chip Value	GABBX	9.48	24 +	14.70	7.86	-33.29%	-1.86%	-30.04%	-33.81%	-21.79%	0.85%	--	51.16	11.02%	17.79	0.26%
Ameristock Fund	AMSTX	27.62	25 -	43.69	23.52	-34.29%	-6.66%	-27.33%	-35.00%	-22.85%	-15.32%	2.79%	49.27	10.64%	18.85	1.13%
Oakmark Fund	OAKMX	25.98	26 -	42.58	21.86	-35.65%	-6.98%	-32.59%	-37.12%	-27.03%	-16.23%	-1.60%	48.38	10.33%	18.57	1.23%
Touchstone Value Opps	CCEVX	10.16	27 -	16.84	8.50	-37.51%	-6.45%	-32.85%	-37.14%	-21.07%	6.95%	61.83%	48.72	11.30%	16.68	1.08%
ABN AMRO TAMRO LC Val	ATLVX	7.69	28 +	12.92	6.57	-38.63%	-4.47%	-33.65%	-38.70%	-25.60%	-7.34%	--	48.30	10.13%	19.12	0.06%
Westcore Blue Chip	WTMVX	8.11	29 -	13.66	6.84	-38.47%	-5.48%	-35.07%	-38.77%	-28.30%	-8.49%	-6.68%	48.37	11.03%	17.84	0.66%
Wells Fargo US Value	SEQIX	8.98	30 +	14.01	7.48	-33.60%	-2.92%	-26.44%	-34.55%	-25.20%	-7.14%	-0.48%	50.61	11.13%	19.75	1.36%
Vanguard Selected Value	VASVX	11.52	31 +	19.78	9.70	-39.65%	-3.19%	-32.24%	-39.59%	-26.98%	1.68%	59.66%	48.51	9.91%	20.04	1.76%
Dreyfus Prem Lg Co Stock	DEIRX	16.66	32 +	27.94	13.98	-38.61%	-4.38%	-31.75%	-38.35%	-22.57%	-6.20%	-17.01%	49.38	10.78%	19.46	1.26%
Dreyfus Disciplined Stock	DDSTX	20.91	33 +	35.07	17.54	-38.61%	-4.38%	-31.60%	-38.34%	-22.84%	-7.34%	-18.39%	49.39	10.75%	19.51	0.98%
Vanguard US Value	VUVLX	8.09	34 +	13.05	6.63	-36.45%	-4.37%	-30.38%	-35.48%	-27.65%	-8.06%	--	49.97	11.48%	18.70	2.43%
Northern LargeCap Value	NOLVX	7.21	35 +	11.62	5.98	-35.80%	-5.38%	-28.68%	-36.54%	-26.58%	-9.51%	--	49.90	10.87%	20.69	3.00%
TCWGalileo Value Opps	TGVNX	11.35	36 -	19.95	9.33	-39.24%	-5.57%	-37.29%	-40.02%	-32.38%	-18.53%	--	48.32	10.81%	18.91	0.00%
Amer Beacon SmCap Value	AVPAX	10.95	37 -	18.11	8.98	-36.41%	-2.06%	-35.96%	-37.82%	-31.21%	-7.61%	--	48.81	11.37%	18.49	0.79%
Royce Low-Priced Stock	RYLPX	8.55	38 -	15.49	6.85	-42.15%	0.59%	-41.16%	-41.88%	-27.37%	-10.45%	119.85%	48.38	10.79%	18.90	2.46%
Marshall MidCap Value	MRVEX	7.77	39 -	13.61	6.27	-41.36%	-6.05%	-36.73%	-41.04%	-32.50%	-11.84%	56.42%	48.97	10.72%	19.29	0.44%
Dreyfus Small Comp Value	DSCVX	12.97	40 -	21.76	10.43	-38.73%	-1.59%	-36.30%	-37.78%	-32.09%	-12.75%	53.45%	49.61	11.04%	19.25	0.40%

BALANCED

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
FPA Crescent	FPACX	19.44	1 +	26.45	18.09	-21.81%	-1.87%	-23.13%	-20.45%	-4.79%	17.79%	99.60%	46.77	4.88%	10.21	1.78%
DWS Conserv Allocation	SCPCX	8.97	2 +	12.18	8.46	-25.82%	-4.17%	-21.53%	-25.71%	-14.78%	-1.79%	6.23%	42.78	3.55%	10.69	4.40%
Oakmark Equity and Income	OAKBX	22.33	3 +	28.50	20.66	-16.93%	-0.80%	-17.48%	-17.33%	4.94%	27.78%	136.20%	49.34	4.77%	8.83	2.08%
Vanguard LifeStrat Income	VASIX	12.12	4 -	13.97	11.48	-12.48%	0.58%	-10.96%	-12.05%	0.94%	12.33%	43.36%	52.78	2.93%	5.77	4.02%
AmerCent Strat Alloc: Cons	TWSCX	4.47	5 -	5.49	4.14	-17.81%	-0.22%	-14.77%	-17.51%	-3.32%	10.60%	40.45%	50.75	4.15%	7.97	2.73%
Mosaic Balanced	BHBFX	13.57	6 -	17.70	12.20	-22.11%	-0.80%	-19.97%	-22.50%	-12.28%	-3.11%	19.21%	51.02	5.74%	9.88	1.46%
USAA Gr & Tax Strategy	USBLX	10.41	7 +	14.09	9.85	-24.89%	-3.07%	-20.62%	-25.11%	-15.99%	0.81%	4.66%	46.64	4.73%	12.15	2.84%
Hennessy Balanced	HBFBX	8.57	8 +	11.40	7.74	-22.87%	-5.09%	-14.80%	-23.44%	-8.37%	-5.15%	2.26%	49.44	6.21%	13.38	2.28%
Vanguard Wellesley Income	**VWINX**	**18.25**	**9**	**21.23**	**17.25**	**-13.37%**	**0.77%**	**-10.60%**	**-13.26%**	**1.69%**	**17.32%**	**55.91%**	**53.61**	**3.46%**	**6.64**	**4.59%**
Columbia Balanced	CBALX	18.81	10 +	25.34	16.86	-24.77%	-2.29%	-21.70%	-24.46%	-8.16%	6.40%	16.89%	49.43	6.15%	10.62	2.48%
Gabelli ABC	GABCX	9.37	11 -	9.96	9.01	-4.39%	2.07%	-5.54%	-4.48%	15.90%	23.38%	68.98%	53.47	2.32%	2.87	1.56%
Vanguard LifeStrat Cons Gr	VSCGX	13.17	12 -	16.93	12.06	-21.35%	-0.53%	-17.67%	-21.12%	-6.62%	7.99%	31.11%	50.90	5.12%	9.80	3.46%
Sit Balanced	SIBAX	12.40	13 +	17.06	11.56	-26.46%	-3.88%	-23.00%	-26.18%	-11.72%	5.93%	4.33%	46.24	6.22%	11.82	3.14%
AmerCent Balanced	TWBIX	12.24	14 +	15.82	11.03	-21.86%	-1.61%	-18.89%	-21.04%	-10.16%	6.17%	18.88%	50.42	5.76%	10.02	2.33%
DWS Moderate Allocation	SPBAX	8.15	15 -	12.19	7.38	-32.09%	-4.00%	-26.56%	-32.03%	-20.70%	-5.99%	0.17%	46.27	6.08%	14.56	4.25%
Arbitrage Fund	ARBFX	11.97	16 +	12.88	11.01	-3.78%	-1.07%	-4.70%	-3.44%	10.04%	10.24%	--	49.48	5.21%	3.76	0.00%
Vanguard Tax-Mgd Balanced	VTMFX	16.05	17 -	20.26	14.80	-19.79%	-0.43%	-17.28%	-19.48%	-7.85%	5.73%	28.51%	51.13	4.94%	9.44	2.92%
Vanguard Balanced Index	VBINX	16.35	18	21.85	14.67	-24.06%	-1.09%	-20.43%	-23.83%	-10.46%	5.50%	23.13%	50.72	6.16%	11.46	2.95%
DWS Lifecycle Long Rge	BTILX	6.49	19	10.13	5.85	-35.08%	-6.21%	-29.36%	-34.74%	-22.87%	-9.43%	-1.41%	44.59	6.39%	15.15	3.75%
AmerCent Strat Alloc: Mod	TWSMX	4.84	20 -	6.81	4.37	-27.87%	-0.82%	-22.24%	-27.37%	-9.28%	8.88%	40.30%	49.33	6.17%	12.99	2.17%
Aston Mont&Cald Bal	MOBAX	15.49	21 -	19.87	14.07	-21.04%	1.24%	-19.02%	-21.08%	-4.15%	7.15%	10.78%	52.82	5.94%	10.14	1.23%
Columbia Asset Allocation	GAATX	10.42	22 -	15.05	9.37	-29.76%	-1.70%	-24.03%	-29.59%	-15.57%	0.68%	1.17%	48.77	6.35%	14.15	2.45%
Westwood Balanced	WEBAX	9.08	23 +	11.66	8.28	-21.19%	-1.30%	-17.39%	-20.38%	-2.00%	21.74%	45.88%	50.09	6.30%	9.98	1.32%
USAA Balanced Strategy	USBSX	9.30	24 +	14.31	8.44	-33.67%	-3.93%	-28.02%	-33.79%	-25.93%	-14.37%	15.26%	46.60	6.74%	15.67	2.87%
Clermont	CLERX	7.13	25 +	11.12	6.57	-34.35%	-2.19%	-26.95%	-34.65%	-23.33%	-12.42%	-5.12%	45.83	6.95%	16.15	1.94%
Rainier Balanced	RIMBX	12.00	26 -	17.13	10.97	-29.13%	-0.58%	-24.38%	-28.43%	-12.94%	2.89%	18.58%	49.20	6.39%	12.88	1.61%
Buffalo Balanced	BUFBX	8.27	27 -	12.11	7.41	-29.96%	-2.01%	-27.05%	-28.56%	-10.28%	12.16%	27.53%	47.81	7.12%	12.65	3.09%
Dreyfus Lifetime Gr & Inc	DGIRX	11.52	28 -	15.65	10.40	-24.66%	-0.43%	-20.33%	-26.06%	-13.15%	-1.25%	7.83%	50.93	6.18%	13.68	3.20%
Vanguard STAR	VGSTX	14.81	29 -	21.00	13.35	-28.13%	-0.54%	-22.90%	-28.50%	-13.39%	5.89%	37.57%	50.03	6.31%	13.77	2.92%
DWS Growth Allocation	SPGRX	9.88	30	15.36	8.78	-34.40%	-3.42%	-28.20%	-34.40%	-21.72%	-4.51%	6.13%	47.45	7.22%	16.26	3.78%
Parnassus Equity Income	PRBLX	18.83	31 +	25.67	16.47	-25.07%	-3.34%	-26.12%	-24.20%	-1.95%	12.79%	81.98%	48.85	9.21%	10.72	4.64%
Aston Balanced	CHTAX	4.74	32 -	6.31	4.27	-23.55%	0.21%	-21.30%	-23.68%	-16.63%	-8.54%	8.84%	51.92	6.37%	12.49	1.39%
ValueLine Asset Allocation	VLAAX	15.07	33 +	22.38	12.96	-31.31%	-0.33%	-27.13%	-30.77%	-15.01%	5.59%	33.35%	49.69	8.46%	14.34	0.71%
Amer Beacon Balanced Plan	AABPX	9.63	34 +	13.67	8.67	-27.70%	-1.03%	-21.07%	-27.88%	-16.31%	4.53%	26.67%	51.09	6.43%	14.56	2.84%
Vanguard Wellington	VWELX	23.79	35 -	32.29	21.35	-25.19%	0.30%	-20.95%	-25.10%	-6.47%	16.00%	47.98%	51.43	6.50%	11.80	3.32%
Transamerica Prem Bal	TBAIX	17.66	36 -	27.67	15.89	-34.93%	-2.75%	-28.07%	-34.00%	-20.37%	-2.30%	31.08%	49.09	7.25%	16.92	1.35%
Pax World Balanced	PAXWX	16.87	37 -	25.19	15.37	-32.11%	-1.29%	-26.36%	-31.51%	-17.19%	0.53%	25.27%	48.33	6.86%	14.65	1.70%
Hennessy Total Return	HDOGX	8.45	38 +	12.90	7.26	-31.92%	-7.24%	-21.33%	-32.67%	-14.82%	-6.70%	3.06%	49.22	9.13%	19.42	2.40%
AmerCent Strat Alloc: Aggr	TWSAX	5.29	39 -	8.36	4.67	-35.53%	-1.67%	-28.32%	-34.89%	-14.61%	5.37%	36.83%	48.56	7.92%	16.74	1.36%
Vanguard LifeStrat Mod Gr	VSMGX	14.98	40 -	21.34	13.23	-28.44%	-1.06%	-23.06%	-28.36%	-12.57%	5.44%	21.24%	50.52	7.39%	13.81	2.92%
Royce Total Return	RYTRX	8.43	41 +	13.18	6.88	-34.05%	-0.82%	-32.17%	-34.19%	-22.34%	1.73%	78.19%	49.68	10.58%	16.42	1.34%
Buffalo USA Global	BUFGX	14.97	42 -	23.92	12.71	-35.18%	-4.53%	-33.85%	-36.32%	-22.52%	-9.95%	20.63%	48.33	9.78%	17.62	0.30%
Vanguard Dividend Growth	VDIGX	11.11	43	15.45	9.56	-26.22%	0.45%	-23.48%	-26.09%	-5.84%	15.86%	4.15%	51.44	9.31%	12.90	1.83%
ABN AMRO TAMRO SmCap	ATASX	11.94	44 +	19.15	10.07	-35.88%	-3.08%	-33.70%	-35.73%	-18.25%	-0.93%	--	47.44	10.94%	19.49	0.00%
Turner SmallCap Equity	TSEIX	8.54	45 +	14.43	7.31	-39.04%	-1.27%	-32.60%	-38.37%	-32.04%	-14.19%	--	48.50	9.95%	19.52	0.00%
Royce MicroCap	RYOTX	8.78	46 -	15.88	7.44	-44.15%	-2.55%	-39.41%	-44.04%	-24.90%	-3.86%	109.96%	46.13	8.63%	20.36	2.43%
DWS Capital Growth	SCGSX	37.92	47 -	57.82	33.00	-33.17%	-2.27%	-30.29%	-32.67%	-19.09%	-1.95%	--	48.92	9.50%	14.86	0.56%
Hennsler Equity	HEQFX	10.69	48 -	15.62	9.13	-30.09%	-3.17%	-27.23%	-30.01%	-19.36%	-5.95%	11.80%	50.05	10.15%	13.63	0.38%

SECTOR - VARIOUS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Turner Healthcare & Biotech	THBCX	11.56	1	17.77	10.60	-33.22%	-4.07%	-29.17%	-32.32%	-15.11%	9.93%	--	43.18	7.74%	14.64	0.00%
AmerCent Life Sciences	ALSIX	4.31	2	6.10	3.90	-27.20%	-3.36%	-25.95%	-27.93%	-18.98%	-1.15%	--	46.26	7.82%	12.62	0.00%
Allianz Glob Hlth Care	DGHCX	17.24	3 +	25.48	15.65	-30.12%	-1.71%	-27.84%	-31.61%	-21.24%	-8.73%	73.66%	44.96	7.92%	14.30	0.00%
DWS Health Care	SCHLX	18.59	4 -	26.52	16.95	-27.75%	-3.38%	-26.81%	-28.66%	-12.81%	4.86%	73.27%	45.14	7.93%	12.18	0.00%
Allianz RCM Biotech	DRBNX	22.02	5 +	29.97	20.12	-14.32%	0.00%	-23.22%	-19.96%	-14.78%	-0.72%	149.88%	40.36	9.29%	15.65	0.00%
Vanguard Health Care	VGHCX	102.76	6 -	142.40	92.77	-25.05%	-1.74%	-22.82%	-27.49%	-10.62%	15.48%	106.43%	48.60	7.64%	13.27	1.71%
ICON Healthcare	ICHCX	10.67	7 +	16.61	9.65	-34.05%	-6.07%	-25.64%	-34.60%	-27.90%	-4.29%	68.44%	45.31	7.84%	18.13	0.00%
FBR SmallCap Financial	FBRSX	14.43	8 +	17.92	13.15	-9.02%	-1.64%	-4.25%	-7.78%	-20.80%	-7.90%	131.16%	49.27	9.07%	11.81	1.78%
Gabelli Utilities	GABUX	6.37	9 -	8.46	5.71	-23.37%	1.91%	-19.04%	-23.20%	2.91%	34.24%	--	51.92	7.69%	12.17	8.80%
ProFunds Ultra Biotech	BIPIX	45.09	10 +	71.45	41.08	-11.73%	-9.00%	-32.83%	-22.94%	-24.56%	21.77%	--	43.63	13.82%	16.86	0.00%
Westwood Realty	WESRX	6.30	11 -	9.18	5.38	-29.33%	-4.26%	-25.08%	-29.56%	-21.99%	8.96%	102.52%	49.64	9.01%	16.26	3.88%
FBR LgCap Financial	FBRFX	10.08	12 +	14.45	9.22	-28.00%	-6.93%	-10.95%	-28.41%	-27.90%	-17.73%	23.85%	46.52	11.02%	17.43	1.30%

Rankings continued on page 6

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
ICON Industrials	ICTRX	5.92	13 +	10.67	4.98	-43.02%	-3.90%	-38.01%	-42.40%	-23.16%	1.64%	4.70%	48.07	10.73%	20.22	0.07%
FBR American Gas Index	GASFX	14.75	14 -	21.36	12.83	-28.63%	2.29%	-25.73%	-27.54%	0.15%	44.82%	66.96%	51.30	10.13%	13.93	2.30%
ICON Materials	ICBMX	7.01	15 +	14.25	5.97	-46.16%	-7.03%	-42.35%	-44.17%	-9.94%	42.84%	47.45%	45.81	12.33%	21.20	0.38%
ICON Leisure & Staples	ICLEX	5.55	16 -	9.20	4.88	-38.47%	-3.48%	-30.28%	-38.03%	-25.84%	-20.40%	32.91%	48.41	8.76%	19.57	1.22%
Century Shares Trust	CENSX	14.49	17 -	23.16	12.84	-35.90%	-1.90%	-28.80%	-35.73%	-25.19%	-7.43%	15.48%	48.45	8.92%	17.29	1.04%
AIM Utilities	FSTUX	13.41	18 -	20.01	11.40	-31.97%	3.47%	-23.50%	-30.78%	3.40%	59.17%	18.78%	53.90	10.31%	16.56	1.69%
AmerCent Utilities	BULIX	12.76	19 -	18.95	10.98	-30.84%	3.66%	-22.53%	-30.36%	2.49%	52.52%	25.26%	54.23	10.15%	17.33	2.30%
ICON Energy	ICENX	14.47	20 +	23.78	12.05	-32.40%	5.23%	-29.18%	-25.55%	8.35%	126.05%	521.15%	52.95	13.02%	19.37	0.65%
ProFunds Ultra Healthcare	HCPIX	9.73	21 +	17.96	8.41	-42.70%	-8.72%	-37.39%	-44.61%	-33.62%	-23.77%	--	45.15	12.42%	21.96	0.45%
FBR LgCap Technology	FBRTX	6.35	22 -	11.90	5.49	-44.97%	-4.94%	-37.68%	-45.77%	-33.89%	-19.41%	--	46.98	9.72%	21.82	0.00%
ICON Cnsumer Discretionary	ICCCX	4.93	23 +	9.14	4.14	-43.59%	-7.16%	-36.30%	-45.70%	-43.13%	-41.76%	-15.93%	47.32	11.50%	25.06	0.00%
ThirdAve Real Estate Value	TAREX	13.84	24 -	29.57	11.50	-50.27%	-9.36%	-41.48%	-51.06%	-39.88%	-9.70%	--	43.85	11.26%	25.25	1.85%
Columbia Real Estate Eqty	CREEX	7.49	25 -	14.73	5.89	-43.29%	-18.41%	-46.47%	-45.70%	-36.90%	-8.32%	62.85%	43.86	16.57%	20.55	0.98%
ProFunds Ultra Pharm	PHPIX	6.34	26 +	10.88	5.50	-37.04%	-4.80%	-26.87%	-40.42%	-21.49%	-36.41%	--	49.53	12.56%	24.28	3.12%
AIM Leisure	FLISX	23.09	27 +	45.58	19.07	-46.74%	-4.82%	-38.16%	-48.62%	-33.62%	-22.88%	40.95%	48.64	10.71%	25.30	0.76%
Excelsior Energy & Nat Res	UMESX	15.01	28 +	32.30	12.03	-40.22%	4.60%	-41.41%	-35.57%	-5.08%	96.81%	223.65%	50.26	15.72%	24.39	0.00%
Cohen & Steers Realty	CSRSX	32.79	29 +	64.98	24.98	-42.92%	-14.54%	-44.83%	-44.99%	-36.08%	7.63%	94.63%	46.00	17.51%	21.77	2.92%
Vanguard Energy	VGENX	47.36	30 +	95.17	36.61	-41.12%	7.39%	-38.93%	-37.06%	0.16%	113.50%	282.26%	51.34	16.02%	23.06	1.45%
JP Morgan US Real Estate	SUSIX	8.62	31 -	19.19	6.59	-48.51%	-20.19%	-49.85%	-50.56%	-41.93%	-6.13%	83.36%	43.80	17.66%	21.49	2.52%
AmerCent Real Estate	REACX	10.21	32 -	23.58	8.00	-51.43%	-20.79%	-52.90%	-53.23%	-44.44%	-14.79%	65.94%	42.62	17.84%	22.29	1.52%
Vanguard REIT Index	VGSIX	10.61	33 -	22.16	8.05	-46.37%	-17.62%	-47.91%	-48.40%	-39.61%	-8.68%	66.95%	44.64	17.73%	21.41	4.74%
AssetMark Real Estate	AFREX	7.18	34 -	15.46	5.54	-47.74%	-17.38%	-48.68%	-49.62%	-41.37%	-9.80%	--	44.36	17.22%	22.85	1.22%
AIM Energy	FSTEX	25.81	35 +	55.95	20.01	-42.14%	6.17%	-42.17%	-36.48%	-3.44%	115.71%	298.84%	50.35	17.02%	24.42	0.00%
ProFunds Ultra Utilities	UTPIX	15.96	36 +	30.30	12.98	-44.87%	2.97%	-35.23%	-44.47%	-16.15%	41.30%	--	53.24	15.41%	24.21	0.24%
ICON Financial	ICFSX	5.71	37 +	12.63	4.46	-53.73%	-13.09%	-34.22%	-53.96%	-48.71%	-34.80%	10.69%	46.98	15.88%	29.03	1.02%
LendLease US Real Estate	LLUKX	5.99	38 -	12.14	4.69	-44.87%	-9.79%	-45.39%	-46.99%	-37.91%	-5.45%	--	47.61	16.80%	23.96	1.66%
SSgA Tuckerman Actv REIT	SSREX	6.49	39 -	14.31	5.03	-48.80%	-20.62%	-50.02%	-50.61%	-40.40%	-4.74%	84.59%	43.89	18.32%	22.19	1.88%
SECTOR - TECHNOLOGY/TELECOMMUNICATIONS																
ICON Telecom & Utilities	ICTUX	5.95	1	8.62	5.15	-30.16%	1.88%	-15.84%	-28.68%	6.92%	45.20%	44.26%	55.68	9.28%	18.52	0.68%
Buffalo Sci & Telecom	BUFTX	7.75	2	13.74	6.62	-41.40%	-4.79%	-36.53%	-42.73%	-27.97%	-11.98%	--	47.93	9.64%	23.60	0.00%
Northern Technology	NTCHX	7.99	3 +	14.71	7.17	-44.01%	-7.95%	-36.69%	-44.28%	-32.46%	-29.48%	-33.49%	45.37	9.91%	23.44	0.00%
Royce Technology Value	RYTVX	3.37	4 -	6.15	2.87	-43.65%	-5.34%	-38.62%	-44.96%	-37.11%	-45.04%	--	46.52	9.78%	23.14	0.00%
USAA Science & Technology	USSCX	7.05	5	13.33	6.19	-45.43%	-8.80%	-40.25%	-45.98%	-32.73%	-22.27%	-40.57%	44.73	10.06%	22.71	0.00%
Gamco Global Telecom	GABTX	14.68	6 +	26.91	12.60	-44.27%	6.92%	-31.47%	-44.62%	-14.38%	14.10%	25.33%	50.88	10.30%	24.28	0.87%
Firsthand Tech Value	TVFQX	21.59	7 -	45.70	19.35	-51.52%	-13.85%	-42.18%	-50.63%	-34.26%	-34.64%	-14.69%	38.11	9.04%	25.93	0.00%
Allianz RCM Technology	DGTNX	24.52	8 -	51.00	21.42	-51.02%	-10.80%	-40.40%	-49.77%	-33.03%	-16.62%	--	43.74	10.04%	26.16	0.00%
RS Internet Age	ICTEX	5.67	9 +	11.40	4.92	-48.69%	-5.34%	-39.68%	-48.08%	-34.60%	-37.83%	24.71%	47.26	10.73%	26.30	0.00%
Firsthand Ecommerce	TEFQX	2.42	10	4.86	2.09	-48.18%	-10.04%	-37.79%	-50.10%	-29.03%	-19.33%	--	44.14	10.09%	28.01	0.00%
AIM Technology	FTCHX	16.52	11	31.18	14.20	-46.00%	-9.13%	-39.49%	-46.88%	-36.70%	-33.41%	-42.40%	46.40	11.10%	26.89	0.00%
Guinnes Atkinson Global Innov	IWIRX	11.16	12	22.26	9.14	-48.52%	-5.58%	-38.48%	-48.13%	-24.58%	-5.60%	--	48.61	11.89%	24.55	0.50%
Wasatch Global Sci & Tech	WAGTX	7.06	13 +	15.56	6.14	-53.74%	-2.08%	-41.85%	-53.74%	-38.06%	-31.95%	--	45.45	10.20%	30.50	0.00%
Firsthand Technology Leaders	TLFQX	11.58	14 -	23.97	9.80	-49.78%	-11.60%	-41.16%	-50.79%	-38.44%	-32.60%	-27.43%	44.28	10.66%	26.59	0.00%
AmerCent Technology	ATCIX	12.51	15	26.25	10.95	-51.25%	-8.35%	-41.71%	-51.27%	-35.81%	-36.11%	--	45.45	11.12%	28.13	0.00%
Jacob Internet	JAMFX	1.23	16	2.76	1.06	-53.05%	-14.58%	-40.87%	-55.25%	-43.22%	-20.15%	--	42.72	10.44%	32.50	2.41%
Information Age Fund	RSIFX	8.14	17 +	18.13	6.77	-53.57%	-7.81%	-43.08%	-54.66%	-38.09%	-34.42%	-9.82%	46.91	11.67%	31.40	0.00%
Turner New Enterprise	TBTBX	3.89	18 -	9.06	3.12	-56.00%	-10.78%	-44.67%	-56.09%	-37.86%	-23.73%	--	46.43	12.22%	29.17	0.00%
Matthews Asian Tech	MATFX	4.39	19	10.42	3.68	-55.20%	-4.15%	-40.84%	-55.97%	-27.68%	-2.60%	--	46.28	12.70%	30.73	0.00%
ProFunds Ultra Sector	TEPIX	13.05	20	35.43	10.64	-61.61%	-16.35%	-53.58%	-61.36%	-52.86%	-50.79%	--	45.03	16.64%	33.98	0.19%
ProFunds Ultra Telecom	TCPIX	10.95	21	23.04	8.21	-50.70%	2.72%	-30.03%	-47.21%	-24.22%	0.08%	--	55.60	18.11%	35.32	4.44%
ProFunds Ultra Internet	INPIX	33.20	22	101.28	24.44	-64.92%	-13.52%	-56.59%	-66.60%	-62.17%	-43.78%	--	47.44	18.49%	36.33	0.00%
ProFunds Ultra Semicond	SMPIX	5.68	23	20.02	4.59	-70.11%	-21.98%	-60.91%	-69.90%	-73.55%	-81.47%	--	43.53	18.84%	37.06	0.59%
INTERNATIONAL - EXCLUDING BOND FUNDS																
Prudent Global Income	PSAFX	11.79	1	13.56	11.56	-5.58%	0.77%	-6.66%	-6.26%	17.89%	17.81%	--	48.10	2.56%	5.81	6.22%
Matthews Asian Gr & Inc	MACSX	12.00	2 +	19.46	10.85	-37.01%	4.71%	-28.87%	-35.54%	-2.28%	40.73%	257.95%	48.72	7.01%	16.53	4.48%
Amidex35 Israel	AMDEX	9.22	3 -	17.80	8.74	-42.45%	-9.61%	-37.15%	-40.41%	-16.67%	4.35%	--	35.43	7.00%	18.86	0.05%
Matthews Japan	MJFOX	9.47	4 +	15.71	8.64	-34.91%	3.38%	-22.69%	-39.31%	-40.93%	-19.58%	--	48.75	9.05%	20.46	0.04%
ThirdAve International Value	TAVIX	11.02	5 +	19.50	9.91	-41.20%	1.29%	-34.99%	-42.22%	-25.78%	14.32%	--	44.64	7.79%	20.52	3.39%
USAA World Growth	USAWX	12.78	6 -	20.96	11.06	-37.08%	-2.07%	-29.24%	-37.93%	-13.09%	15.20%	17.00%	48.85	10.05%	17.28	0.86%
Oakmark Global	OAKGX	14.38	7 -	24.94	12.38	-40.33%	-4.26%	-33.49%	-40.81%	-18.31%	9.28%	--	46.12	10.24%	18.97	0.13%
Scudder Japan	SJPNX	7.78	8 +	13.08	6.58	-36.85%	6.72%	-24.61%	-39.08%	-33.06%	-11.13%	34.30%	49.16	10.47%	20.72	0.00%
USAA International	USIFX	16.33	9 -	28.47	14.22	-40.49%	-1.86%	-31.67%	-41.81%	-14.46%	18.38%	33.06%	47.76	10.72%	19.15	1.45%
Julius International Equity	BJBIX	23.24	10 +	44.81	21.27	-46.75%	1.53%	-33.85%	-46.36%	-13.69%	28.87%	117.15%	45.88	8.26%	23.01	1.45%
Lazard Int'l Equity	LZIOX	10.20	11 -	18.16	8.90	-42.34%	0.79%	-29.17%	-42.75%	-19.08%	6.37%	-1.90%	49.20	10.55%	21.03	2.36%
AmerCent Global Growth	TWGGX	5.90	12	10.79	5.12	-43.76%	-0.34%	-35.38%	-43.83%	-17.64%	13.54%	--	48.21	10.73%	21.29	0.00%
Gamco Global Opportunity	GABOX	11.52	13	21.37	9.76	-44.05%	-0.43%	-34.10%	-44.98%	-24.17%	1.20%	31.58%	49.26	10.36%	22.70	0.53%
TS&W International Equity	TSWIX	9.55	14 +	17.96	8.28	-45.27%	3.69%	-34.63%	-45.58%	-18.26%	6.09%	15.93%	48.47	10.49%	22.68	1.15%
CreditSuisse Int'l Focus	WPMFX	10.46	15 +	19.49	9.09	-44.69%	1.55%	-34.62%	-44.99%	-21.14%	9.30%	20.58%	47.89	10.86%	21.70	1.12%
Vanguard Pacific Stock Indx	VPACX	7.62	16 +	13.54	6.68	-40.09%	0.26%	-28.92%	-42.38%	-25.02%	9.38%	11.37%	48.24	11.06%	22.10	2.24%
Columbia Acorn Intl Select	ACFFX	16.60	17 +	32.26	14.95	-47.16%	-0.84%	-38.95%	-46.81%	-7.77%	34.64%	85.56%	44.94	9.67%	23.46	0.54%
AIM Core Equity	IIBCX	8.15	18 -	15.07	7.08	-44.02%	-2.04%	-33.36%	-44.75%	-21.57%	7.57%	5.22%	47.29	10.90%	22.45	1.09%
Amer Beacon Int'l Equity Plan	AAIPX	12.34	19 -	23.37	10.64	-45.30%	2.15%	-33.12%	-46.00%	-21.33%	10.95%	29.36%	48.67	10.78%	22.32	2.43%
Northern Int'l Growth Equity	NOIGX	6.59	20 +	12.23	5.58	-44.39%	2.33%	-32.48%	-45.48%	-17.14%	11.57%	7.20%	49.72	10.92%	22.78	1.23%
Dreyfus Founders World Gr	FWWGX	9.88	21 -	19.51	8.44	-47.81%	-4.45%	-38.79%	-48.16%	-29.38%	-9.36%	-24.41%	46.81	10.55%	23.37	0.00%
Dreyfus Int'l Stock Index	DIISX	10.82	22 +	21.03	9.40	-46.59%	-0.82%	-34.94%	-47.28%	-22.70%	5.27%	-5.53%	47.22	10.94%	23.09	2.31%
Oakmark International	OAKIX	11.92	23 +	21.80	10.03	-43.10%	-0.58%	-31.34%	-44.07%	-24.14%	6.81%	85.08%	48.64	11.39%	23.51	0.67%
SSgA Int'l Stock Selection	SSAIX	7.59	24 +	14.50	6.63	-45.17%	0.80%	-34.39%	-46.65%	-20.22%	17.73%	20.16%	47.88	10.90%	24.38	1.71%
Vanguard Int'l Value	VTRIX	22.83	25 -	43.81	19.38	-45.62%	0.13%	-35.22%	-46.45%	-17.54%	17.64%	30.41%	48.45	11.42%	22.79	2.04%
Gamco Global Growth	GICPX	14.50	26 -	27.50	12.01	-46.08%	-2.42%	-38.61%	-45.83%	-27.47%	-8.69%	6.75%	48.39	11.79%	21.03	0.34%
Excelsior International	UMINX	9.94	27 +	19.73	8.74	-47.72%	-3.02%	-37.09%	-48.76%	-25.43%	9.35%	-0.84%	46.37	11.22%	23.24	0.18%
Oakmark Int'l SmallCap	OAKEX	7.77	28 +	15.78	7.15	-48.95%	-4.43%	-40.78%	-50.66%	-33.76%	5.06%	133.91%	41.04	8.38%	27.28	0.84%
Columbia Acorn Intl	ACINX	21.28	29 +	44.01	18.93	-50.22%	0.24%	-39.01%	-50.57%	-16.92%	31.42%	81.36%	45.39	9.74%	26.04	0.93%
McKee International Equity	MKIEX	8.15	30 +	15.45	6.82	-44.90%	4.76%	-35.62%	-46.02%	-19.37%	13.24%	25.36%	49.77	11.62%	22.93	2.02%
Sit International Growth	SNGRX	9.99	31 -	20.17	8.58	-48.45%	-0.70%	-39.67%	-49.40%	-25.57%	-2.73%	-36.09%	46.96	11.52%	22.29	0.99%

Rankings continued on page 7

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Gamco International Growth	GIGRX	13.76	32 -	27.28	11.80	-47.46%	-1.71%	-37.05%	-48.50%	-26.22%	-2.86%	7.11%	47.62	11.21%	23.52	1.27%
Vanguard Develop Mkts Indx	VDMIX	7.32	33 +	14.19	6.28	-46.06%	-1.35%	-34.82%	-47.44%	-21.07%	11.00%	–	47.83	11.52%	23.38	2.71%
DWS Global Opp	SGSCX	21.18	34 -	44.05	17.84	-51.06%	-0.47%	-41.54%	-50.74%	-31.27%	-0.82%	43.39%	47.63	10.20%	25.00	0.66%
AmerCent Int'l Growth	TWIEX	7.15	35 +	14.17	6.22	-48.01%	0.85%	-37.17%	-48.67%	-20.31%	5.66%	7.22%	47.62	11.23%	23.76	0.74%
Alianz RCM Int'l Gr Equity	DIENX	8.48	36 -	16.56	7.25	-46.63%	2.54%	-35.42%	-47.83%	-22.28%	3.27%	–	48.49	11.25%	23.65	0.95%
SSgA Int'l Growth Opp	SINGX	7.10	37 -	14.36	6.04	-48.88%	-0.98%	-39.80%	-49.33%	-28.87%	-5.12%	-11.19%	47.27	11.64%	22.05	1.95%
CreditSuisse Glob SmallCap	WVCCX	11.97	38 +	24.21	10.46	-48.25%	-0.25%	-42.06%	-49.64%	-41.24%	-21.56%	15.37%	46.04	10.52%	26.47	0.00%
Black Rock Intl Value	MAIVX	15.30	39 -	29.61	13.07	-46.48%	1.12%	-34.46%	-47.39%	-22.19%	9.28%	31.19%	48.56	11.45%	23.75	1.45%
Vanguard Int'l Explorer	VINEX	9.05	40 +	19.10	8.10	-51.11%	0.67%	-39.14%	-51.83%	-28.41%	12.87%	116.57%	45.33	9.79%	27.96	2.75%
Excelsior Pacific Asia	USPAX	4.75	41 +	9.49	4.21	-46.79%	-0.21%	-35.37%	-48.28%	-28.96%	-1.85%	24.80%	45.78	11.41%	25.77	1.12%
Lazard Int'l SmallCap	LZSMX	4.75	42 +	10.16	4.24	-51.90%	-0.84%	-40.77%	-52.94%	-38.69%	-8.54%	–	44.30	9.84%	27.55	3.19%
Lazard Emerging Market	LZOEX	11.19	43 -	23.86	9.67	-52.01%	0.63%	-46.28%	-51.10%	-12.81%	64.82%	–	45.47	12.01%	22.09	0.82%
Vanguard Global Equity	VHGEX	11.97	44 -	24.62	10.11	-49.51%	-1.80%	-38.74%	-49.91%	-28.12%	-1.03%	56.77%	47.65	11.14%	25.76	1.67%
DWS Europe Equity	SCGEX	17.95	45 -	37.53	15.79	-50.07%	-2.34%	-37.93%	-52.17%	-26.42%	-0.37%	-8.03%	46.52	10.73%	26.71	2.16%
AssetMark Int'l Equity	AFIEX	6.61	46 -	13.87	5.78	-50.63%	0.76%	-37.23%	-51.35%	-27.65%	0.16%	–	47.19	11.23%	24.84	0.86%
Vanguard Int'l Growth	VWIGX	12.66	47 -	25.80	10.74	-48.99%	0.72%	-38.39%	-49.82%	-21.56%	8.76%	7.57%	47.47	11.99%	23.64	1.88%
Vanguard Tot Int'l Stk Index	VGTSX	10.28	48	20.76	8.78	-48.32%	-0.39%	-36.86%	-49.33%	-20.73%	13.56%	11.66%	47.86	11.85%	24.54	2.51%
Vanguard European Stk Indx	VEURX	20.46	49 -	41.30	17.32	-48.57%	-2.06%	-37.41%	-49.62%	-19.15%	11.59%	2.86%	47.80	12.13%	23.98	2.92%
DWS Global Thematic	SCOBX	14.17	50 +	30.03	12.08	-50.42%	2.61%	-39.70%	-51.62%	-28.44%	3.74%	13.94%	48.24	11.13%	26.32	0.90%

TAXABLE BONDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Managers Short Dur Gov't	MGSDX	9.21	1 +	9.46	9.21	-1.41%	-1.57%	-2.40%	-0.90%	8.62%	13.91%	42.96%	22.85	0.47%	0.62	4.00%
AmerCent Short-Term Gov't	TWUSX	9.49	2 +	9.58	9.13	2.98%	0.41%	0.39%	3.94%	14.60%	17.05%	46.55%	48.45	0.91%	0.54	3.86%
Dreyfus Short-Interm Gov't	DSIGX	10.71	3 +	10.71	10.13	4.75%	0.95%	1.97%	5.75%	15.14%	16.94%	49.60%	63.51	0.75%	0.52	3.51%
Federated Ultrashort Bond	FULBX	8.54	4 -	9.03	8.52	-4.89%	-0.99%	-3.49%	-4.28%	3.13%	6.40%	29.17%	22.14	0.61%	2.13	3.60%
PIMCO Short-Term	PSHDX	9.28	5 -	9.74	9.25	-3.11%	-2.62%	-4.25%	-2.21%	6.29%	9.96%	–	23.39	0.92%	1.11	3.98%
Federated US Gov't: 1-3 Yr	FSGVX	10.78	6 +	10.78	10.19	4.89%	1.57%	2.07%	5.84%	17.48%	19.62%	49.82%	66.31	0.86%	0.56	3.90%
Vanguard S-T Treasuries	VFISX	10.88	7 +	10.89	10.25	5.24%	1.24%	2.15%	6.15%	18.41%	21.84%	61.40%	60.36	0.96%	0.87	3.26%
Wells Fargo Ultra Sh-Term Inc	STADX	8.09	8 -	8.65	8.09	-6.04%	-1.80%	-4.15%	-5.23%	2.18%	7.10%	30.82%	9.50	0.73%	2.33	4.38%
Sit US Gov't Securities	SNGVX	10.70	9 +	10.79	10.19	3.79%	0.09%	0.56%	4.59%	16.42%	23.24%	59.02%	56.03	1.05%	0.75	4.71%
Vanguard S-T Federal	VSGBX	10.66	10 -	10.66	10.09	4.34%	1.85%	1.83%	5.61%	17.75%	21.31%	–	67.31	0.98%	0.79	4.16%
Federated Adj Rate Sec	FEUGX	9.44	11 -	9.54	9.11	2.41%	0.84%	-0.06%	3.59%	13.37%	17.22%	46.26%	57.07	0.70%	0.63	4.26%
Federated S-T Income	FSTIX	7.86	12 -	8.19	7.83	-2.59%	-0.27%	-2.89%	-1.85%	7.08%	11.90%	41.97%	35.62	0.87%	1.41	4.33%
Wells Fargo Short Term Bond	SSTBX	8.01	13	8.34	7.97	-1.98%	0.12%	-2.34%	-1.19%	7.52%	12.19%	37.38%	43.21	0.86%	1.76	4.44%
Marshall S-T Income	MSINX	8.25	14 +	8.91	8.19	-5.93%	-2.80%	-6.36%	-5.12%	4.87%	8.56%	39.05%	29.11	1.06%	2.16	4.48%
AmerCent Target 2010	BTTNX	104.51	15 +	104.52	97.55	6.34%	1.30%	2.83%	6.85%	18.82%	26.30%	74.36%	66.82	1.11%	1.28	0.00%
Vanguard S-T Bond Index	VBISX	10.13	16 +	10.14	9.71	3.30%	2.22%	0.83%	4.17%	15.91%	19.71%	59.02%	63.94	1.20%	1.00	4.08%
Wright Current Income	WCIFX	9.59	17 -	9.61	9.10	4.06%	2.76%	2.06%	4.94%	15.50%	21.04%	57.21%	63.98	1.49%	1.00	4.81%
Dreyfus Prem S-T Income	DSTIX	9.65	18 +	10.48	9.58	-6.56%	-1.12%	-5.31%	-6.20%	0.95%	3.64%	36.14%	31.61	1.13%	3.06	4.48%
Federated US Gov't: 2-5 Yr	FIGTX	11.85	19 +	11.85	10.85	7.85%	3.52%	4.47%	9.18%	22.31%	25.59%	67.97%	67.46	1.71%	1.42	4.07%
ValueLine US Gov't Secs	VALBX	11.82	20 +	11.82	11.14	4.95%	3.59%	2.59%	5.77%	16.94%	22.24%	61.62%	71.82	1.57%	1.39	4.05%
Wells Fargo Gov't Securities	STVSX	10.51	21 +	10.58	9.98	3.71%	2.30%	1.49%	4.62%	15.68%	22.34%	67.54%	61.54	1.69%	1.47	4.71%
Vanguard S-T Corporate	VFSTX	9.60	22 -	10.43	9.57	-6.22%	-1.31%	-7.00%	-5.63%	4.91%	9.41%	45.84%	29.38	1.14%	2.73	4.79%
Federated GNMA	FGMAX	10.95	23 -	10.97	10.31	4.88%	3.55%	2.50%	5.60%	17.03%	23.79%	64.74%	65.51	1.73%	1.08	5.20%
DWS GNMA	SGINX	14.71	24 -	14.88	13.95	4.41%	2.85%	1.27%	5.02%	16.14%	23.67%	–	63.53	1.69%	1.35	5.54%
USAA GNMA	USGNX	9.77	25 -	9.79	9.16	5.17%	3.48%	2.50%	5.91%	17.83%	24.61%	61.73%	66.47	1.73%	1.12	4.71%
Federated Income Trust	FICMX	10.34	26	10.35	9.73	4.81%	3.74%	2.58%	6.02%	17.64%	25.27%	70.09%	66.82	1.83%	1.28	5.09%
AmerCent Gov't Bond	CPTNX	11.06	27 +	11.06	10.21	6.69%	3.96%	3.26%	7.68%	20.53%	26.32%	66.75%	67.66	1.84%	1.39	4.32%
AmerCent Ginnie Mae	BGNMX	10.40	28 -	10.43	9.78	4.87%	3.45%	2.56%	5.55%	17.45%	23.76%	64.36%	64.13	1.78%	1.20	4.63%
AmerCent Diversified Bond	ADFIX	10.02	29 +	10.30	9.67	1.90%	2.48%	-0.81%	2.88%	14.55%	21.13%	–	58.28	1.89%	1.77	5.02%
Wells Fargo S-T Hi-Yield	STHBX	7.27	30 -	8.17	7.24	-8.83%	-0.62%	-10.58%	-7.73%	0.70%	8.01%	31.08%	26.65	1.20%	3.53	5.25%
Vanguard Tot Bnd Mkt Index	VBMFX	9.89	31	10.09	9.54	1.28%	3.23%	-0.19%	2.31%	14.00%	21.58%	64.67%	62.43	1.80%	1.79	4.85%
Rainier Interm Fixed Income	RIMFX	12.05	32 +	12.50	11.72	-0.50%	2.33%	-2.42%	0.10%	10.25%	14.68%	53.28%	59.54	1.59%	2.24	4.20%
Vanguard GNMA	VFIIX	10.44	33 -	10.45	9.81	4.97%	3.80%	2.56%	5.67%	18.59%	26.97%	73.26%	65.65	1.87%	1.26	5.13%
Dreyfus GNMA	DRGMX	14.47	34 -	14.54	13.84	3.59%	2.75%	1.45%	3.87%	14.16%	20.63%	61.83%	61.33	1.70%	1.49	4.27%
Federated Total Return Bond	FTRFX	9.83	35 -	10.54	9.68	-4.19%	0.75%	-4.98%	-3.07%	7.97%	15.75%	54.52%	45.99	1.80%	2.63	5.13%
Managers Interm Dur Gov't	MGIDX	10.24	36 +	10.47	10.04	-0.15%	1.47%	-0.33%	0.43%	11.55%	18.46%	60.18%	51.16	1.92%	1.85	4.35%
MetroWest Low Dur Bond	MWLDX	7.39	37 -	8.87	7.37	-15.60%	-6.50%	-10.07%	-15.12%	-7.65%	-1.69%	26.80%	11.80	1.21%	6.17	5.65%
Marshall Gov't Income	MRGIX	8.96	38 -	9.53	8.76	-2.97%	-0.81%	-3.46%	-1.80%	8.30%	15.74%	52.39%	45.08	2.07%	2.26	4.61%
PIMCO Total Return	PTTDX	10.30	39 +	10.77	10.06	0.25%	2.43%	-2.28%	1.62%	14.29%	23.28%	–	51.66	2.02%	2.52	4.90%
PIMCO Foreign Bond	PFODX	9.30	40 +	10.31	9.27	-6.33%	-0.74%	-7.13%	-5.24%	0.79%	12.54%	–	34.74	1.64%	4.04	3.49%

VANGUARD FUNDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Vanguard Tax-Mgd Sm Cap	VTMSX	16.71	1 +	26.52	13.73	-34.76%	-1.76%	-34.78%	-35.07%	-25.14%	0.83%	–	48.46	11.16%	17.99	0.90%
Vanguard Primecap	VPMCX	47.30	2 -	74.84	40.80	-34.35%	-5.76%	-32.96%	-34.02%	-16.73%	8.73%	48.63%	47.29	10.10%	14.94	0.62%
Vanguard Instl Index	VINIX	82.35	3 +	136.16	69.08	-37.62%	-4.33%	-30.57%	-37.54%	-24.24%	-6.75%	-10.79%	49.71	10.92%	19.28	1.95%
Vanguard 500 Index	VFINX	82.93	4 +	137.26	69.57	-37.69%	-4.35%	-30.60%	-37.61%	-24.48%	-7.29%	-11.83%	49.69	10.92%	19.32	1.90%
Vanguard Total Stock Index	**VTSMX**	**21.56**	**5 +**	**35.99**	**18.00**	**-38.19%**	**-3.92%**	**-32.05%**	**-38.09%**	**-24.87%**	**-6.16%**	**-4.42%**	**49.44**	**10.86%**	**19.26**	**1.73%**
Vanguard Growth Index	VIGRX	20.13	6 -	33.83	17.13	-39.05%	-4.10%	-34.45%	-38.77%	-25.84%	-13.25%	-25.90%	48.48	10.50%	17.90	0.76%
Vanguard Tax-Mgd Cap App	VMCAX	21.46	7 +	36.22	17.90	-38.90%	-3.46%	-32.43%	-38.65%	-26.02%	-7.25%	-3.83%	49.68	10.91%	19.53	1.51%
Vanguard Sm Cap Index	NAESX	19.72	8 +	33.80	16.03	-39.45%	-1.89%	-37.67%	-39.76%	-28.77%	-6.63%	38.14%	48.43	11.44%	19.73	1.26%
Vanguard Conv Secs	VCVSX	8.86	9 -	13.66	8.34	-33.96%	2.31%	-30.91%	-34.59%	-15.01%	-3.25%	53.36%	44.24	5.35%	14.82	3.51%
Vanguard U.S. Growth	VWUSX	12.31	10 -	20.32	10.77	-38.17%	-4.05%	-32.25%	-38.12%	-30.83%	-14.87%	-52.88%	47.94	10.06%	18.92	0.58%
Vanguard Ext Mkt Idx	VEXMX	23.19	11 +	41.31	18.87	-41.85%	-1.65%	-38.83%	-41.82%	-30.09%	-7.32%	17.61%	48.45	11.30%	20.16	1.14%
Vanguard Windsor II	VWNFX	19.04	12 +	32.34	16.00	-38.24%	-4.56%	-29.59%	-39.13%	-25.32%	0.55%	9.01%	49.61	10.77%	21.34	2.37%
Vanguard Mid Cap Index	VIMSX	11.48	13 +	21.42	9.26	-44.53%	-2.13%	-38.94%	-44.11%	-32.13%	-5.96%	55.56%	49.16	11.63%	21.06	1.28%
Vanguard Morgan Growth	VMRGX	11.23	14 -	20.05	9.65	-42.53%	-4.51%	-36.27%	-42.17%	-28.33%	-12.48%	-4.74%	47.64	10.55%	20.28	0.83%
Vanguard Sm Cap Gr Indx	VISGX	11.35	15	20.65	9.30	-43.27%	-2.24%	-41.10%	-43.11%	-29.69%	-11.86%	37.80%	47.46	11.29%	20.97	0.48%
Vanguard Strategic Equity	VSEQX	11.29	16 +	21.19	9.15	-44.85%	-4.73%	-40.20%	-44.93%	-37.99%	-16.99%	43.28%	47.58	11.52%	21.77	1.03%
Vanguard MidCap Growth	VMGRX	11.01	17 -	19.00	9.22	-40.36%	0.27%	-34.15%	-40.24%	-22.07%	-6.93%	–	50.35	10.53%	21.24	0.23%
Vanguard Capital Opportunity	**VHCOX**	**21.36**	**18 -**	**38.21**	**18.38**	**-41.99%**	**-6.40%**	**-38.21%**	**-43.53%**	**-24.13%**	**1.30%**	**142.01%**	**46.36**	**10.43%**	**20.53**	**0.52%**
Vanguard Windsor	VWNDX	8.83	19 +	16.24	7.17	-43.15%	-2.11%	-32.49%	-44.27%	-33.63%	-18.31%	12.85%	50.39	11.49%	24.85	1.70%
Vanguard Explorer	VEXPX	40.72	20 -	73.26	33.94	-42.80%	-1.88%	-38.30%	-42.83%	-33.27%	-17.17%	44.34%	47.97	10.48%	21.51	0.39%
Vanguard Growth Equity	VGEQX	7.08	21 -	13.81	6.01	-47.67%	-3.15%	-36.50%	-46.79%	-32.43%	-20.36%	-30.95%	48.39	10.85%	23.49	0.11%

Growth

Rankings continued on page 8

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Value																
Vanguard Equity-Income	VEIPX	16.30	1	24.56	13.75	-31.46%	-3.78%	-23.23%	-31.35%	-13.79%	9.96%	20.24%	50.66	10.42%	16.99	3.18%
Vanguard Selected Value	VASVX	11.52	2	19.78	9.70	-39.65%	-3.19%	-32.24%	-39.59%	-26.98%	1.68%	59.66%	48.51	9.91%	20.04	1.76%
Vanguard US Value	VUVLX	8.09	3	13.05	6.63	-36.45%	-4.37%	-30.38%	-35.48%	-27.65%	-8.06%	--	49.97	11.48%	18.70	2.43%
Vanguard Sm Cap Val Indx	**VISVX**	**9.98**	**4**	**16.22**	**8.05**	**-35.53%**	**-1.58%**	**-34.26%**	**-36.44%**	**-28.43%**	**-2.20%**	**63.69%**	**49.32**	**11.80%**	**18.54**	**2.19%**
Vanguard Value Index	VIVAX	15.97	5	26.37	13.15	-37.06%	-4.14%	-27.98%	-37.04%	-23.01%	1.57%	5.79%	50.62	11.49%	20.74	2.73%
Vanguard Capital Value	VCVLX	4.85	6	10.76	3.73	-52.22%	-2.02%	-41.57%	-53.98%	-46.33%	-33.85%	--	49.42	14.00%	30.60	1.07%
Balanced																
Vanguard LifeStrat Income	VASIX	12.12	1	13.97	11.48	-12.48%	0.58%	-10.96%	-12.05%	0.94%	12.33%	43.36%	52.78	2.93%	5.77	4.02%
Vanguard Wellesley Income	**VWINX**	**18.25**	**2 +**	**21.23**	**17.25**	**-13.37%**	**0.77%**	**-10.60%**	**-13.26%**	**1.69%**	**17.32%**	**55.91%**	**53.61**	**3.46%**	**6.64**	**4.59%**
Vanguard LifeStrat Cons Gr	VSCGX	13.17	3 -	16.93	12.06	-21.35%	-0.53%	-17.67%	-21.12%	-6.62%	7.99%	31.11%	50.90	5.12%	9.80	3.46%
Vanguard Tax-Managed Bal	VTMFX	16.05	4	20.26	14.80	-19.79%	-0.43%	-17.28%	-19.48%	-7.85%	5.73%	28.51%	51.13	4.94%	9.44	2.92%
Vanguard Balanced Index	VBINX	16.35	5	21.85	14.67	-24.06%	-1.09%	-20.43%	-23.83%	-10.46%	5.50%	23.13%	50.72	6.16%	11.46	2.95%
Vanguard STAR	VGSTX	14.81	6	21.00	13.35	-28.13%	-0.54%	-22.90%	-28.50%	-13.39%	5.89%	37.57%	50.03	6.31%	13.77	2.92%
Vanguard Wellington	VWELX	23.79	7	32.29	21.35	-25.19%	0.30%	-20.95%	-25.10%	-6.47%	16.00%	47.98%	51.43	6.50%	11.80	3.32%
Vanguard LifeStrat Mod Gr	VSMGX	14.98	8	21.34	13.23	-28.44%	-1.06%	-23.06%	-28.36%	-12.57%	5.44%	21.24%	50.52	7.39%	13.81	2.92%
Vanguard Dividend Growth	VDIGX	11.11	9	15.45	9.56	-26.22%	0.45%	-23.48%	-26.09%	-5.84%	15.86%	4.15%	51.44	9.31%	12.90	1.83%
Vanguard LifeStrat Growth	VASGX	15.86	10	25.54	13.53	-36.11%	-2.34%	-29.32%	-36.17%	-19.87%	0.31%	8.05%	49.75	9.74%	18.00	2.29%
Vanguard Asset Allocation	VAAPX	18.68	11	30.51	15.64	-37.02%	-3.01%	-29.80%	-36.83%	-22.62%	-5.20%	3.91%	50.23	10.87%	18.41	2.19%
Vanguard Growth & Income	**VQNPX**	**19.31**	**12**	**32.87**	**16.25**	**-39.19%**	**-5.76%**	**-32.69%**	**-39.31%**	**-29.34%**	**-12.01%**	**-10.07%**	**48.84**	**11.07%**	**19.58**	**1.62%**
Vanguard Tax-Mgd Gr & Inc	VTGIX	19.61	13	32.46	16.45	-37.68%	-4.34%	-30.62%	-37.61%	-24.42%	-7.07%	-11.21%	49.69	10.94%	19.32	1.90%
Sector																
Vanguard Health Care	VGHCX	102.76	1	142.40	92.77	-25.05%	-1.74%	-22.82%	-27.49%	-10.62%	15.48%	106.43%	48.60	7.64%	13.27	1.71%
Vanguard Energy	VGENX	47.36	2 +	95.17	36.61	-41.12%	7.39%	-38.93%	-37.06%	0.16%	113.50%	282.26%	51.34	16.02%	23.06	1.45%
Vanguard REIT Index	VGSIX	10.61	3 -	22.16	8.05	-46.37%	-17.62%	-47.91%	-48.40%	-39.61%	-8.68%	66.95%	44.64	17.73%	21.41	4.74%
Vanguard Prec Metal (Closed)	VGPMX	12.24	4 -	40.02	9.11	-61.92%	-1.92%	-58.56%	-61.16%	-26.13%	9.12%	205.12%	47.28	15.87%	29.56	2.38%
Global																
Vanguard Pacific Stock Index	VPACX	7.62	1	13.54	6.68	-40.09%	0.26%	-28.92%	-42.38%	-25.02%	9.38%	11.37%	48.24	11.06%	22.10	2.24%
Vanguard International Value	VTRIX	22.83	2	43.81	19.38	-45.62%	0.13%	-35.22%	-46.45%	-17.54%	17.64%	30.41%	48.45	11.42%	22.79	2.04%
Vanguard Develop Mkts Indx	VDMIX	7.32	3	14.19	6.28	-46.06%	-1.35%	-34.82%	-47.44%	-21.07%	11.00%	--	47.83	11.52%	23.38	2.71%
Vanguard Int'l Explorer	VINEX	9.05	4 +	19.10	8.10	-51.11%	0.67%	-39.14%	-51.83%	-28.41%	12.87%	116.57%	45.33	9.79%	27.96	2.75%
Vanguard Global Equity	VHGEX	11.97	5 -	24.62	10.11	-49.51%	-1.80%	-38.74%	-49.91%	-28.12%	-1.03%	56.77%	47.65	11.14%	25.76	1.67%
Vanguard Intl Growth	VWIGX	12.66	6 -	25.80	10.74	-48.99%	0.72%	-38.39%	-49.82%	-21.56%	8.76%	7.57%	47.47	11.99%	23.64	1.88%
Vanguard Tot Intl Stk Indx	VGTSX	10.28	7 +	20.76	8.78	-48.32%	-0.39%	-36.86%	-49.33%	-20.73%	13.56%	11.66%	47.86	11.85%	24.54	2.51%
Vanguard Europe Stk Indx	VEURX	20.46	8 -	41.30	17.32	-48.57%	-2.06%	-37.41%	-49.62%	-19.15%	11.59%	2.86%	47.80	12.13%	23.98	2.92%
Vanguard Emerg Mkt Stk Idx	VEIEX	14.43	9	34.69	12.11	-56.43%	3.59%	-44.86%	-56.21%	-16.64%	40.56%	105.09%	47.78	13.91%	28.64	1.75%
Bonds-Tax																
Vang Short-Term Treasuries	VFISX	10.88	1 +	10.89	10.25	5.24%	1.24%	2.15%	6.15%	18.41%	21.84%	61.40%	60.36	0.96%	0.87	3.26%
Vanguard Short-Term Fed	VSGBX	10.66	2 -	10.66	10.09	4.34%	1.85%	1.83%	5.61%	17.75%	21.31%	--	67.31	0.98%	0.79	4.16%
Vanguard Short-Term Bnd Idx	VBISX	10.13	3 +	10.14	9.71	3.30%	2.22%	0.83%	4.17%	15.91%	19.71%	59.02%	63.94	1.20%	1.00	4.08%
Vanguard Short-Term Corp	VFSTX	9.60	4 -	10.43	9.57	-6.22%	-1.31%	-7.00%	-5.63%	4.91%	9.41%	45.84%	29.38	1.14%	2.73	4.79%
Vang Total Bond Market Idx	VBMFX	9.89	5 +	10.09	9.54	1.28%	3.23%	-0.19%	2.31%	14.00%	21.58%	64.67%	62.43	1.80%	1.79	4.85%
Vanguard GNMA	VFIIX	10.44	6 -	10.45	9.81	4.97%	3.80%	2.56%	5.67%	18.59%	26.97%	73.26%	65.65	1.87%	1.26	5.13%
Vang Interm-Term US Treas	VFITX	11.93	7	11.93	10.76	9.02%	5.05%	4.59%	10.10%	24.83%	32.09%	83.28%	69.26	2.13%	2.01	4.15%
Vang Interm-Term Bond Index	VBIIX	9.99	8 +	10.42	9.47	-0.95%	4.96%	-2.45%	-0.06%	11.74%	19.89%	67.98%	63.57	2.32%	3.15	4.87%
Vang Long-Term U.S. Treas	VUSTX	12.41	9 +	12.41	10.75	12.17%	9.83%	7.82%	12.24%	26.98%	44.13%	96.83%	70.22	3.72%	3.17	4.54%
Vang Inflation-Protected Secs	**VIPSX**	**10.96**	**10 -**	**12.69**	**10.77**	**-7.68%**	**-0.45%**	**-12.56%**	**-7.38%**	**4.02%**	**16.20%**	**--**	**38.82**	**2.72%**	**4.77**	**5.75%**
Vang Interm-Term Corp Bond	VFICX	8.30	11 -	9.54	8.17	-10.84%	0.65%	-10.40%	-10.34%	-0.37%	6.59%	49.45%	45.64	2.21%	5.25	5.32%
Vanguard Hi Yld Corp	VWEHX	3.97	12	5.62	3.93	-28.05%	-5.57%	-25.67%	-26.65%	-19.20%	-9.55%	11.55%	19.94	2.26%	9.82	7.71%
Vang Long Term Bond Index	VBLTX	10.81	13	11.43	9.92	-2.84%	8.23%	-3.01%	-2.58%	8.23%	23.15%	71.16%	64.38	3.52%	4.55	5.38%
Vang Long-Term Corp Bond	VWESX	7.75	14	8.74	7.20	-10.02%	5.79%	-7.86%	-9.95%	-2.28%	11.48%	54.38%	59.33	3.74%	6.58	5.78%
Munis																
Vanguard CA Inter-Trm Tx-Ex	VCAIX	10.21		10.80	9.85	-3.27%	-0.14%	-4.59%	-2.62%	4.77%	9.51%	43.47%	36.92	1.39%	2.60	3.98%
Vang CA Long Tax Ex	VCITX	10.19		11.19	9.81	-7.34%	-1.15%	-7.54%	-6.80%	0.24%	7.72%	42.72%	32.80	1.91%	3.79	4.48%
Vang FL Long Tax Ex	VFLTX	10.32		11.22	9.92	-6.29%	-1.12%	-7.01%	-5.74%	2.40%	9.21%	47.19%	33.98	1.81%	3.36	4.52%
Vang Lg-Term Tax Ex	VILPX	11.20		12.14	10.70	-6.06%	-0.39%	-6.10%	-5.35%	2.35%	9.51%	45.99%	38.52	1.86%	3.73	4.55%
Vanguard MA Tax-Exempt	VMATX	9.44		10.01	8.95	-3.31%	0.37%	-4.67%	-2.55%	5.65%	12.77%	--	42.96	1.74%	3.20	4.17%
Vang Ltd-Term Tax Ex	VMLTX	10.69		10.83	10.41	1.89%	0.86%	-0.82%	2.68%	10.49%	12.92%	41.60%	50.71	0.62%	0.88	3.45%
Vang NJ Long Tax Ex	VNJTX	10.82		11.54	10.36	-4.03%	0.29%	-4.94%	-3.34%	5.20%	12.06%	48.88%	40.73	1.64%	3.36	4.32%
Vang NY Long Tax Ex	VNYTX	10.13		10.90	9.60	-5.15%	-0.50%	-5.95%	-4.47%	3.15%	9.77%	46.77%	38.59	1.90%	3.44	4.28%
Vanguard OH Lng-Trm Tx-Ex	VOHIX	10.96		11.70	10.47	-4.16%	-0.16%	-5.34%	-3.47%	4.88%	11.82%	49.40%	38.96	1.71%	3.04	4.35%
Vanguard PA Lng-Trm Tx-Ex	VPAIX	10.19		10.92	9.80	-4.88%	-0.28%	-5.26%	-4.32%	3.68%	10.23%	47.44%	37.37	1.61%	3.23	4.44%
Vang High-Yield Tax-Ex	VWAHX	9.16		10.35	8.96	-9.68%	-1.16%	-9.84%	-9.32%	-2.00%	6.87%	37.57%	28.43	1.81%	4.51	4.75%
Vang Interm-Term Tax Ex	VWITX	12.57		13.15	12.07	-1.84%	0.44%	-3.63%	-1.10%	6.99%	12.52%	45.87%	42.24	1.36%	2.43	4.11%
Vang Long-Term Tax Ex	VWLTX	9.99		10.91	9.62	-6.39%	-0.69%	-7.16%	-5.69%	2.19%	9.12%	43.94%	34.36	1.79%	3.71	4.57%
Vang Short-Term Tax Ex	VWSTX	15.73		15.75	15.14	3.03%	0.81%	0.50%	3.88%	11.33%	14.05%	36.20%	68.73	0.37%	0.27	3.30%

The *Navigator* rankings are based on a proprietary forecasting model that selects which funds will outperform their peers over the next 12-18 months. Those funds are then ranked against their peers and presented in descending order. **How to use the rankings:** Those funds ranked in the top quartile of their group (above the dotted line) represent the best buys and are expected to perform the best on a risk-adjusted basis. **Funds listed in bold** are used in our model portfolios. The rankings incorporate several variables such as those listed in the table as well as many others such the funds' management, the underlying assets of the fund, our internal economic forecasts, etc. **Relative Strength Index (RSI):** A trading range momentum indicator. Generally, a reading above 70 indicates that the securities within the fund are overbought and a reading below 30 signifies an oversold situation. **Ulcer Index:** This is a measure of risk, but unlike the standard deviation, it measures specifically the downside risk associated with an investment. The lower the number, the lower the variability one can expect from an investment. **Rank/Trend:** This measurement shows the funds relative rank versus its peers. The trend indicates whether the fund has moved up (+) or down (-) relative to its peers since the last issue of the newsletter. **Yield:** This column shows the percentage return you had distributed to you if you bought the fund exactly one year ago. **52-Week Hi-Lo:** This is the highest and lowest price the fund has had in the last 52 weeks.

No-Load Navigator (ISSN: 1541-7271) is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, 877-585-2785. Subscription rate: $99 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on January 1st, 2001 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

ANNUITY RATINGS

No-Load Navigator's Vanguard Variable Annuity Portfolio Ratings through November 28, 2008

Name	Fund #	NAV	Yield	YTD	1-Year	5-Year	10-Year	Life	Beta	R-Squared	Inception
				Average Annual Total Return (As of 11/30/2008)							
Vanguard Variable Annuity Portfolio Choices											
VVA-Balanced	69	$38.60	4.22%	–25.64%	–26.02%	2.64%	3.73%	7.99%	0.96	0.97	5/23/1991
VVA-Capital Growth	603	$13.45	0.75%	–32.79%	–32.66%	1.69%	—	5.45%	0.92	0.91	5/1/2003
VVA-Diversified Value	145	$11.95	3.26%	–38.11%	–39.97%	0.87%	—	1.82%	0.95	0.94	2/8/1999
VVA-Equity Income	8	$29.31	3.88%	–31.62%	–32.39%	1.50%	1.24%	7.18%	0.89	0.98	6/7/1993
VVA-Equity Index	68	$31.16	2.45%	–37.75%	–38.21%	–1.74%	–1.31%	6.65%	1.00	1.00	4/29/1991
VVA-Growth	10	$14.65	0.69%	–38.23%	–38.30%	–3.30%	–7.24%	2.48%	0.96	0.95	6/7/1993
VVA-High Yield Bond	146	$13.35	13.62%	–28.09%	–27.85%	–2.26%	0.59%	2.33%	0.94	0.98	6/3/1996
VVA-International	86	$17.54	—	–49.30%	–50.26%	2.01%	1.12%	3.94%	1.07	0.98	6/3/1994
VVA-Mid-Cap Index	143	$14.93	1.87%	–44.68%	–44.70%	–1.46%	—	4.16%	1.00	1.00	2/9/1999
VVA-Money Market	64	$1.90	2.35%	2.32%	2.70%	3.16%	3.30%	3.71%	—	—	5/2/1991
VVA-REIT Index	147	$16.51	4.41%	–46.66%	–49.40%	–2.27%	—	5.24%	1.00	1.00	2/9/1999
VVA-Short-Term Invest-Gr	144	$14.05	5.74%	–4.97%	–4.91%	1.84%	—	3.52%	0.79	0.94	2/8/1999
VVA-Small Company Growth	160	$19.49	0.10%	–42.54%	–42.90%	–4.34%	6.02%	5.48%	0.93	0.94	6/3/1996
VVA-Total Bond Market Idx	67	$27.75	4.59%	1.51%	1.75%	3.82%	4.71%	5.95%	1.00	0.99	4/29/1991
VVA-Ttl Stock Market Idx	604	$11.07	2.40%	–38.55%	–38.98%	–1.66%	—	1.82%	1.00	1.00	5/1/2003

No-Load Navigator
ANNUITY MODEL PORTFOLIOS

ANNUITY GROWTH

This portfolio is designed for the most aggressive annuity investor. Its goal is to provide an annual return of 18% or more over the long term. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Fund#	NAV	Shares	Value	Pct
VVA - Growth	0010	$14.65	2,124.458	$31,123.31	31.06%
VVA - Capital Growth	603	$13.45	2,597.651	$34,938.41	34.86%
VVA - Small Comp Growth Port	0160	$19.49	872.888	$17,012.58	16.98%
VVA - Equity Index Portfolio	0068	$31.16	549.973	$17,137.16	17.10%
				$100,211.46	

2003 Return	27.50%	2005 Return	6.82%	2007 Return	6.50%	Monthly Return	-8.97%
2004 Return	13.16%	2006 Return	9.16%			YTD Return	-37.38%

ANNUITY GROWTH & INCOME

This portfolio is designed for the typical growth investor. Its goal is to provide an annual return that beats the S&P 500 with less overall risk. The model should be used by those with a moderate to long term investment time horizon.

Name	Fund#	NAV	Shares	Value	Pct
VVA - Balanced	0069	$38.60	1,062.968	$41,030.56	33.48%
VVA - Equity Income	0008	$29.31	1,214.437	$35,595.15	29.04%
VVA - Reit Index	0147	$16.51	669.096	$11,046.77	9.01%
VVA - Total Bond Mkt Index Port	0067	$27.75	1,257.471	$34,894.82	28.47%
				$122,567.31	

2003 Return	19.13%	2005 Return	7.23%	2007 Return	2.97%	Monthly Return	-4.26%
2004 Return	13.89%	2006 Return	15.59%			YTD Return	-25.49%

PORTFOLIO SPOTLIGHT
by John S. Morgan, Publisher

NAVIGATOR FUND (NAVFX)

Symbol:	**NAVFX**
Asset Class:	Large Growth
Manager:	Paul M. Frank/Mark A. Grimaldi
Morningstar Rating:	**5 Stars**
Value Line Rating	#1
NAVFX November 08	0.85%
S&P 500 November 08	-7.48%

Some of the noteworthy competition NAVFX beat year-to-date 2008:
Berkshire Hathaway (BRK.A)
American Funds Growth Fund of America (AGTHX)
Dodge & Cox Stock Fund (DODGX)
Kobren Growth (KOGRX)
Vanguard 500 Index (VFINX)
Fidelity Magellan Fund (FMAGX)
Fidelity Contrafund (FCNTX)
Vanguard STAR Fund (VGSTX)
Vanguard Windsor-I (VWNDX)
Fidelity Growth Company (FDGRX)

OBJECTIVE:

The fund seeks capital appreciation. Under normal market conditions, the fund invests primarily in exchange traded funds. The fund reserves the ability to invest directly in common stocks without regard to market capitalization.

The fund's investment strategy includes both growth and value style investing. The fund is a "non-diversified" portfolio, which means it can invest a significant percentage of its assets in the securities of a single issuer. Also, the fund may participate in a limited number of industry sectors.

NAVIGATOR OUTLOOK:

On January 1, 2008, our own Mark A. Grimaldi, CFS was named co-portfolio manager of the Navigator Fund.

Paul M. Frank, who has served as the fund's manager since inception commented, "So far this year, we are beating 99% of our peers, even though 2008 have been a very difficult year. Mr. Grimaldi and I believe that our forward looking models have allowed us to stay ahead of our competition. Morningstar's five star rating of the fund is acknowledgement of a job well done

In the December 2007 Navigator issue, Mark proclaimed NAVFX was a ground floor opportunity and that he wanted to turn this one-star fund into a five-star fund in 3 years.

That was a bold statement for Mark to make. To go from one to three stars the fund would have had to jump over approximately 40% of its competition. In fact, Mark's comment was too conservative. As of November 30, 2008 the fund achieved its five star ranking. That is amazing to go from one to five stars in less than a year. What is even more impressive is that the fund is in the top 1% for one year and year-to-date. That means the fund beat 99% of its competition. Through November 30, 2008 the fund beat 95% of its peers for three years. All with a beta lower than the market composite. Well done Mark and Paul.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. As of November 30, 2008 the Navigator Fund's one year return is -25.65%, and the Fund's average annualized return since inception (5/3/2004) is -2.36%. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-FUNDS. Investors should consider the investment objectives, risks, and charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on www.navfx.com or by calling the transfer agent at 1-877-59-FUNDS. The prospectus should be read carefully before investing.

***Navigator* Outlook**

3 month - Out perform

6 month - Out perform

12 month -Out perform

***Navigator* Suitability Scorecard**

Conservative - No

Moderate - Yes

Aggressive - Yes

For funds with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. An overall rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Rating Metrics as of the date stated. As of 10/31/2008 the number of funds in the Large Growth category tracked by Morningstar was 1502 for the 3 year period and Overall Ranking. As of 11/30/08 the fund did not have a 5 year or 10 year rating.

The Death of Buy and Hold

From the Crow's Nest continued from page 2

A blood bath for sure. By my estimates, the combined net assets are down by approximately 200 billion dollars. Why is the performance so bad? Why did so many people invest in these funds? Why did the fund managers do so little to avoid as much loss as possible? In all fairness to them, and speaking as a fellow fund manager, I know avoiding losses this year was a near impossibility. However, Paul Frank and I are out performing these funds by a very wide margin. The reason so many people invest into so few funds and then just watch them get outperformed by the majority of the market is because the investors have been "trained" to buy and hold. What is even worse, so have the money managers. Is this strategy been reduced to "buy and hope"?

To find the activity rate of a fund, look at its turnover ratio. A turnover ratio of 100% means the entire portfolio is turned over every 12 months. 50% means it takes two years to turnover the portfolio. The composite turnover of the seven funds I have highlighted is 28%. The highest was FMAGX (57%), and the lowest was the two Vanguard Index Funds (3%). For your information, the turnover rate of NAVFX from May 1, 2007 through April 30, 2008 was 573.04%. It seems to me that the largest mutual funds are buy and hold thinkers. That does not bode well for the future of these funds. It means they are holding a large percentage of yesterday's winners and today's losers.

Back in 2002 the Navigator Newsletters began running a sector rotation model that was designed to spot momentum via relative strength. This strategy goes against the buy and hold theory. In fact, it is almost the exact opposite of buy and hold. The model continues to be rebalanced on a monthly basis. The turnover, at times, can be over 400% - which translates to reallocating the entire portfolio every 90 days. This could be the exact medicine these stuck in the past funds may need.

Last Spring I spotlighted the model. My intent was to show that Sector Rotation does work when used properly. Navigator Money Management, Inc. has expanded our market place with our Sector Rotation as a third party money manager, meaning we manage money for investment professionals' clients on a third party basis. One year later, the results are so impressive that we are launching "Navigator Mayflower Pro Accounts." Here is the feedback we received from one investment professional.

"Thanks to your allocations and other defensive strategies my investment return is up .5% month-to-date in this time of horror. Many thanks from me and from my clients."

Portfolio: Rydex/Profunds Sector Rotation

Year-To-Date Total Return:	
Asset Class:	Sector Rotation
Manager:	Navigator Newsletters
Total Net Assets - 5 Years Ago:	N/A
Total Net Assets - Today:	N/A
Dividend Paid:	Annually
Total Issues:	5
Average Price/Earning:	N/A
Annual Expense Ratio:	1.45
12 Month Yield:	2.97
Beta:	1.22
Alpha:	-3.69
Turnover Ratio:	1036.40
Top Holdings:	N/A
Hulbert Financial Rating:	#1

OBJECTIVE: This portfolio applies the Navigator's proprietary ranking system to the Rydex and ProFunds sector funds. The model invests in the top five funds from the rankings. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts, but can also be used in non-tax-deferred accounts.

NAVIGATOR OUTLOOK: I decided to look back to 2004 and see if there was strong evidence that our Sector Rotation system was effective. I went back to April 1, 2004 and pulled up the holdings at that time (RYFIX, RYKIX, REPIX, RYLIX, and UEPIX), weighted them evenly (20% for each) and had Value Line show the aggregate total return from April 1, 2004 until October 31, 2008. I started with a present value of $136,683 because that was the April 1, 2004 value of our rotation model. The numbers that came back were interesting. If you bought the five funds in our model on April 1, 2004 and held them through October 31, 2008 (reinvesting all dividends and capital gains) your portfolio would have a value of $93,165, compared to the S&P 500 of $127,943. Not too good. Next I wanted to see if our re-ranking system was worth all the fuss. If you followed our specific newsletter's instructions to the letter, your portfolio would have grown to an amazing $187,973. That is an annualized return of 7.19% compared to the S&P 500 of -1.43%. Excellent returns.

Starting in 2009 the Mayflower Pro Account will be available to select investment professionals who meet our criteria. If you want and/or need to spend more time working with clients, and less time managing the portfolios, this services might be extremely valuable to you and your clients.

The Mayflower Pro Account is for professional advisors who are looking for third party money management services who truly understand the value of sector rotation. For details please contact Mark Grimaldi directly at mgrimaldi@navigatormoney.com.

We hope to launch the Navigator Mayflower Account for retail clients some time in early 2009.

Please see the Sector Navigator Profunds/Rydex Portfolio through November 28, 2008 on page 2 of this issue.

I had the publisher insert the latest Profunds/Rydex Sector Funds Rotation performance. As you can see the results are quite stunning. How do we do it? I cannot tell you that. All you need to know is how to apply it to your portfolio. As you can see the system has been in place since 2002, so this is not some new program. It has been tested in up and down markets. In October 2008 the S&P 500 was down 16.94% and the model was only down 4.35%. Please keep in mind that the numbers quoted are the net of all mutual fund expenses, but gross of any investment advisor fee associated with the Mayflower Accounts. Buy and hold died in 2008. The new sheriff in town is Sector Rotation.

Mark

Economy falters - Country facing worst economic downturn of past 25 years

Courtesy of Navigator Money Management, Inc.

After struggling through the first half of the year, the U.S. economy hit a wall, with economic activity dropping so sharply that we are now facing the worst economic downturn of the past 25 years.

GDP plummets: The economy, which stumbled in the second quarter, jolted into reverse during the third quarter. The broadest barometer of the nation's economic health, gross domestic product (GDP, which measures the value of all goods and services produced in the economy) contracted at a 0.3% annual rate in the third quarter, according to the Commerce Department. That was the worst GDP showing since the economy contracted at a 1.4% pace in the third quarter of 2001, when the country was in the midst of its last recession.

A three-part punch: A three-part punch-the continued housing market correction, a vast intensification of the credit crisis and a plunge in equity prices-is to blame.

The housing market continues to falter. The median price of a new home sold in September declined 9.1% from a year ago to $218,400, according to the Commerce Department. That was the lowest level since September 2004, just as home prices started rising rapidly.

As for the credit crisis, mounting losses at financial institutions have sparked de-leveraging and risk aversion, which continues to clog the flow of credit to the consumer markets.

Finally, as you know, the equity markets continue to struggle, with the Dow Jones Industrial Average often rising and falling around 500 points in a single day.

Consumer confidence drives declines: This three-part punch has devastated consumer confidence, which plunged in October to its lowest level since the Conference Board began keeping records in 1967. A year ago, the index stood at 95.2. By September, it had fallen to 61.4. Today, it stands at 38.

October's decline-which at 23.4 points was also the steepest since 1973, when the economy was in a severe recession-has caused households to hunker down. According to the Commerce Department, consumer spending, which accounts for around 70% of GDP, declined by 3.1% in the third quarter-the most since the second quarter of 1980, when the country was in a recession.

Gloomy outlook for businesses: As demand has weakened, businesses have felt pinched. U.S. retail sales fell 2.8% in October, the worst monthly drop since the Commerce Department adopted its current measure in 1992. Circuit City, which shocked consumers by declaring bankruptcy in November, was just one victim. Sun Microsystems announced plans to cut up to 18% of its global workforce. The company's market value has fallen so steeply it is now below its cash on hand; an ominous level that means investors believe the company is essentially worthless. Sales at high-end stores fared the worst. Neiman Marcus, for example, plunged by nearly 30% in October compared with a year earlier. The only retailers faring well seem to be those who cater to the cost-conscious: Costco sales slipped just 1% and Wal-Mart reported gains.

The problem is that businesses-even those that are still financially healthy-are reluctant to expand in an environment of heightened uncertainty and tighter credit. Some are even cutting back.

According to the Labor Department, the job market has deteriorated at an alarmingly rapid pace, with unemployment rising from 6.1% in September to 6.5% in October. Unemployment has now surpassed the high seen after the last recession in 2001, when the unemployment rate peaked at 6.3% in June 2003. So far this year, a staggering 1.2 million jobs have disappeared-more than half of them in the past three months alone.

It only appears to be getting worse. During the week of November 10, new claims for unemployment benefits jumped to a 16-year high. The four-week average of claims was even worse, rising to a 25-year high. The figures likely will cause economists to increase their unemployment projections, which are already high. The U.S. Federal Reserve Board is projecting that the jobless rate will climb to between 7.1% and 7.6% next year.

Even exports, which have been robust, may begin to falter as global growth slows and the stronger U.S. dollar starts to have an impact. The Paris-based Organization for Economic Cooperation and Development (OECD) announced in November that member country GDP is likely to decline by 0.3% in 2009-a sharp downgrade since the OECD's last estimate in June, when the organization forecast member country growth of 1.7% in 2009 and indicated that the worst of the financial crisis may have passed. As for the U.S. dollar, a strong dollar hurts U.S. companies that want to export goods to other countries, because their goods are then more expensive and less competitive in those markets.

The big picture: So, after a mild economic contraction in the third quarter, we need to brace ourselves for a substantial setback in the fourth quarter, with GDP declines likely carrying well into 2009.

In order for the economy to recover, the housing market has to bottom (which could ultimately let credit flow more freely again)-and there are no signs of that happening. Even in the best-case scenario, it is hard to see the housing market bottoming before the first half of 2009 at the earliest. This view is supported by the latest survey of economists from the National Association for Business Economics (NABE). Approximately 96% said that they believe a recession has started, and nearly 75% think it could persist beyond the first quarter of 2009.

The economic situation has prompted the U.S. and other world governments to take unprecedented actions.

For example, the Fed has cut the federal funds rate to 1%, and we think the policymakers will cut it even further, perhaps to 0.50%, keeping it there until all downside risks to the economy abate. That may seem aggressive, but aggression is necessary. Much of the normal impact of easier monetary policy is being clogged by dysfunctional credit markets, a rising dollar and sinking equity markets.

On the other hand, the Treasury Department, in a complete reversal of its bailout plan, announced that it will no longer use the Troubled Asset Relief Program (TARP) to purchase mortgage assets. Now the money will be deployed in three ways. The Treasury Department will expand its effort to recapitalize banks and other financial institutions (possibly even non-bank subsidiaries and intermediaries as well) and require matching investments by private companies for TARP capital injections. Second, the Treasury Department will try to restart the securitization of consumer loans, possibly by setting up a liquidity facility in collaboration with the Federal Reserve. Finally, the Treasury Department will look for ways to help mitigate mortgage foreclosures perhaps by following the FDIC's lead in modifying loans in the IndyMac Bank takeover. With a combination of interest rate reductions, principal write downs or forbearance, and maturity extensions, these modifications have reduced monthly payments at IndyMac an average of 23%, according to the Treasury Department.

The problem is, we don't know if and when these steps will be taken, and whether or not they will help. The depth, breadth, and intensity of the current financial crisis is virtually without precedent in the post-WWII period. While the government's actions to date have prevented a complete collapse of the financial system, and there have already been some encouraging signs of improvement in interbank lending and commercial paper markets, credit is still not flowing to the broader economy. That will take time.

Until then, investors are unwilling to take risks, and the markets are swinging wildly. Indeed, the monumental and sudden shift in TARP policy certainly spooked the markets, as witnessed by the Dow's 400-plus point selloff the next day. We do not see the markets recovering until the first half of 2009 at the earliest, and even then, the recovery will be gradual.